UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
 (Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: August 31, 2005

Item 1 - Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	95.70%
Basic Materials	3.29%
Chemicals	2.47%
Pall Corp.	78,000	2,230,800
Rohm & Haas Co.	56,600	2,457,006
		4,687,806

Paper & Packaging	0.82%
Bowater Inc.	50,500	1,567,015

Total Basic Materials
(Cost $5,961,891)		6,254,821

Capital Goods	2.20%
Engineering & Construction	2.20%
Jacobs Engineering Group Inc.**	66,900	4,174,560

Total Capital Goods
(Cost $2,598,841)		4,174,560

Consumer Cyclical	25.04%
Automotive	1.11%
Gentex Corp.	123,100	2,107,472

Consumer Products	5.35%
Harman International Industries Inc.	32,300	3,339,820
Helen of Troy Corp.**	54,700	1,244,972
Mohawk Industries Inc.**	40,200	3,432,276
Tempur-Pedic International Inc.**	133,900	2,151,773
		10,168,841

Hotel - Restaurant - Leisure	5.23%
International Game Technology	85,800	2,378,376
Royal Caribbean Cruises Ltd.	57,100	2,439,312
Starwood Hotels & Resorts Worldwide Inc.	46,500	2,710,950
Wynn Resorts Ltd. **	50,600	2,414,632
		9,943,270

Media - Publishing - Cable	9.20%
Activision Inc.**	140,700	3,144,645
Getty Images Inc.**	36,300	3,106,917
Pixar **	65,700	2,884,230
Sirius Satellite Radio Inc.**	395,900	2,723,792
Take-Two Interactive Software Inc.**	100,400	2,389,520
XM Satellite Radio Holdings Inc.**	91,500	3,225,375
		17,474,479

Retail	4.15%
Bed Bath & Beyond Inc.**	71,400	2,895,270
Ross Stores Inc.	103,200	2,567,616
Tuesday Morning Corporation	83,200	2,407,808
		7,870,694
Total Consumer Cyclical
(Cost $40,775,028)		47,564,756

Consumer Staples	3.68%
Food, Beverages & Tobacco	1.32%
Constellation Brands Inc.**	91,400	2,515,328

Household Products	2.36%
Alberto-Culver Co.	56,600	2,430,970
Estee Lauder Companies Inc.	50,700	2,047,773
		4,478,743
Total Consumer Staples
(Cost $5,333,868)		6,994,071

Credit Sensitive	8.80%
Banks	2.97%
State Street Corp.	57,000	2,754,810
Zions Bancorporation	41,200	2,878,232
		5,633,042

Financial Services	3.26%
Eaton Vance Corp.	101,200	2,587,684
T Rowe Price Group Inc.	57,300	3,609,900
		6,197,584

Insurance	2.57%
Ambac Financial Group Inc.	37,350	2,561,463
HCC Insurance Holdings Inc.	86,850	2,314,553
		4,876,016

Total Credit Sensitive
(Cost $12,337,465)		16,706,642

Energy	6.80%
Energy Equipment & Services	5.85%
FMC Technologies Inc. **	79,600	3,200,716
Nabors Industries Inc.**	67,100	4,495,700
Noble Corp.	45,600	3,251,280
		10,947,696

Energy Producers	1.04%
Apache Corp.	27,594	1,976,282

Total Energy
(Cost $5,623,498)		12,923,978

Healthcare	20.75%
Biotechnology	7.55%
Amylin Pharmaceuticals Inc.**	124,000	4,061,000
Celgene Corp.**	42,400	2,128,480
Neurocrine Biosciences Inc. **	51,700	2,367,860
OSI Pharmaceuticals Inc **	58,600	1,922,080
Protein Design Labs Inc. **	56,000	1,497,440
Vicuron Pharmaceuticals Inc.**	82,100	2,365,301
		14,342,161

Drugs & Healthcare Products	9.31%
Beckman Coulter Inc.	50,900	2,839,711
Cephalon Inc. **	51,100	2,070,572
Endo Pharmaceuticals Holdings Inc.**	127,700	3,831,000
Kinetic Concepts Inc.**	48,500	2,657,800
Martek Biosciences Corp.**	65,600	3,345,600
St. Jude Medical Inc.**	64,100	2,942,190
		17,686,873

Healthcare Services	3.89%
Covance Inc.**	63,800	3,336,740
DaVita Inc.**	88,500	4,063,035
		7,399,775

Total Healthcare
(Cost $28,810,475)		39,428,809

Services	6.57%
Business Services	6.57%
Certegy Inc.	96,000	3,300,480
ChoicePoint Inc.**	71,100	3,052,323
Cintas Corp.	82,450	3,401,063
DST Systems Inc.**	50,700	2,722,590
		12,476,456

Total Services
(Cost $9,668,609)		12,476,456

Technology	18.57%
Computer Services & Software	6.85%
Cadence Design Systems Inc.**	151,500	2,425,515
Intuit Inc.**	57,700	2,644,968
NAVTEQ Corporation **	70,700	3,290,378
Quest Software Inc. **	131,500	1,783,140
RSA Security Inc. **	218,400	2,869,776
		13,013,777

Electronics	8.28%
Altera Corp.**	138,500	3,028,995
Broadcom Corp.**	73,700	3,205,950
Intersil Corp.	153,700	3,227,700
NVIDIA Corp.**	89,600	2,748,928
Photronics Inc.**	81,900	1,701,063
Sandisk Corp	46,700	1,813,361
		15,725,997

Telecommunications	3.44%
Harris Corp.	87,000	3,359,070
Scientific Atlanta Inc.	82,800	3,167,928
		6,526,998

Total Technology
(Cost $28,414,866)		35,266,772

Total Common Stocks
(Cost $139,901,917)		181,790,864

Mutual Funds	5.02%
Barclays Prime Money Market Fund	841,219	841,219
Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	8,697,650	8,697,650
		9,538,869
Total Mutual Funds
(Cost $9,538,869)		9,538,869

Total Investments
(Cost $149,440,786)	100.72%	$191,329,733
Liabilities in Excess of Other Assets	(0.72%)	(1,369,015)

Net Assets	100.00%	189,960,718

See Legend and Notes to Statements of Investments

Westcore Growth Fund

Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	99.47%
Consumer Discretionary	13.82%
Hotel - Restaurant - Leisure	2.89%
MGM Mirage**	63,650	2,689,849
Starbucks Corp. **	53,275	2,612,606
Starwood Hotels & Resorts	16,520	963,116
		6,265,571

Internet & Catalog Retail	1.69%
eBay Inc. **	91,160	3,691,068

Media	5.92%
Comcast Corp.**	129,750	3,989,813
Sirius Satelite Radio Inc. **	204,330	1,405,790
Time Warner Inc.	91,150	1,633,408
XM Satellite Radio Holdings Inc.**	164,740	5,807,085
		12,836,096

Multiline Retail	1.59%
Federated Department Stores Inc.	18,550	1,279,579
Nordstrom Inc.	64,830	2,176,991
		3,456,570

Specialty Retail	1.73%
Home Depot Inc.	93,070	3,752,582

Total Consumer Discretionary
(Cost $27,662,016)		30,001,887

Consumer Staples	5.94%
Beverages	2.54%
The Coca-Cola Company	57,280	2,520,320
PepsiCo Inc.	54,390	2,983,292
		5,503,612

Food Products	0.84%
Bunge Ltd.	31,170	1,830,302

Household Products	2.56%
The Proctor & Gamble Co.	100,360	5,567,973

Total Consumer Staples
(Cost $12,819,742)		12,901,887

Energy	3.19%
Energy Equipment & Services	3.19%
Schlumberger Ltd.	30,910	2,665,369
Transocean Inc.**	72,070	4,255,013
		6,920,382
Total Energy
(Cost $4,333,735)		6,920,382

Financials	10.98%
Capital Markets	6.66%
Franklin Resources Inc.	67,740	5,449,006
Goldman Sachs Group Inc.	37,380	4,155,909
Merrill Lynch & Co., Inc	32,110	1,835,408
T. Rowe Price Group Inc.	48,330	3,044,790
		14,485,112
Commercial Banks	1.82%
Wachovia Corp.	37,260	1,848,842
Wells Fargo & Co.	35,210	2,099,220
		3,948,062

Insurance	2.50%
Aflac Inc.	42,550	1,839,011
Assurant Inc.	95,670	3,571,361
		5,410,372
Total Financials
(Cost $22,132,834)		23,843,546

Healthcare	19.59%
Biotechnology	5.97%
Amgen Inc.**	56,950	4,550,305
Genentech Inc.**	41,860	3,932,328
Gilead Sciences Inc.**	104,480	4,492,640
		12,975,273

Healthcare Equipment & Supplies	2.93%
Baxter International Inc.	63,240	2,550,469
Hospira Inc.**	95,760	3,815,078
		6,365,547

Healthcare Providers & Services	4.42%
Caremark Rx Inc.**	79,750	3,726,718
United Health Group Inc.	113,950	5,868,425
		9,595,143

Pharmaceuticals	6.27%
Johnson & Johnson	37,180	2,356,840
Novartis AG	59,040	2,878,200
Pfizer Inc.	62,000	1,579,140
Teva Pharmaceutical Industries Ltd.	89,830	2,914,085
Wyeth	84,750	3,880,703
		13,608,968

Total Healthcare
(Cost $35,828,132)		42,544,931

Industrials	7.62%
Air Freight & Logistics	1.58%
FedEx Corp.	42,290	3,444,098

Industrial Conglomerates	3.21%
General Electric Co.	207,170	6,962,984

Machinery	2.83%
Caterpillar Inc.	39,870	2,212,386
Danaher Corp.	48,150	2,578,914
ITT Industries Inc.	12,420	1,355,270
		6,146,570

Total Industrials
(Cost $16,121,015)		16,553,652

Information Technology	34.63%
Communications Equipment	8.87%
Comverse Technology Inc.**	78,320	2,019,090
Corning Inc.**	345,300	6,892,188
Motorola Inc.	65,540	1,434,015
Nokia Corp.	191,385	3,018,141
QUALCOMM Inc.	148,325	5,889,986
		19,253,420

Computers & Peripherals	3.49%
Dell Inc.**	100,950	3,593,820
EMC Corp.**	312,440	4,017,979
		7,611,799

Electronic Equipment & Instruments	0.93%
AU Optronics Corporation	135,970	2,010,996

Internet Software & Services	2.11%
Yahoo! Inc.**	137,530	4,585,250

Semiconductors & Semiconductor Equipment	10.05%
Advanced Micro Devices Inc.**	78,410	1,628,576
Applied Materials Inc.	155,310	2,843,726
Broadcom Corp.**	113,100	4,919,850
Intel Corp.	160,630	4,131,404
Linear Technology Corp.	79,940	3,032,124
Texas Instruments Inc.	161,410	5,274,879
		21,830,559

Software	9.18%
Amdocs Ltd.**	95,280	2,796,468
Electronic Arts Inc. **	30,950	1,772,816
Microsoft Corp.	324,840	8,900,616
Oracle Corp.**	290,460	3,767,266
Symantec Corp.**	128,510	2,696,140
		19,933,306

Total Information Technology
(Cost $68,929,392)		75,225,330

Materials	2.77%
Chemicals	1.88%
Dow Chemical Company	57,590	2,487,888
Praxair Inc.	33,070	1,597,281
		4,085,169

Metals & Mining	0.89%
Phelps Dodge Corp.	17,880	1,922,637

Total Materials
(Cost $5,748,083)		6,007,806

Telecommunication Services	0.93%
Wireless Telecommunication Services	0.93%
America Movil SA de ADS	91,680	2,016,960

Total Telecommunication Services
(Cost $1,111,512)		2,016,960

Total Common Stocks
(Cost $194,686,461)		216,016,380

Mutual Funds	2.06%
Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	4,466,587	4,466,587

Total Mutual Funds
(Cost $4,466,587)		4,466,587

Total Investments	101.53%	$220,482,967
(Cost $199,153,048)
Liabilities in Excess of Other Assets	(1.53%)	(3,333,370)
Net Assets	100.00%	$217,149,597

See Legend and Notes to Statements of Investments

Westcore Select Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	97.82%
Basic Materials	4.85%
Chemicals	4.85%
Rohm & Haas	10,500	455,805

Total Basic Materials
(Cost $479,975)		455,805

Capital Goods	5.24%
Engineering & Construction	5.24%
Jacobs Engineering Group Inc.**	7,900	492,960

Total Capital Goods
(Cost $323,372)		492,960

Consumer Cyclical	17.15%
Consumer Products	4.72%
Mohawk Industries Inc.**	5,200	443,976

Hotel - Restaurant - Leisure	8.38%
Royal Caribbean Cruises Ltd.	8,500	363,120
Wynn Resorts Ltd. **	8,900	424,708
		787,828

Media, Publishing & Cable	4.05%
XM Satellite Radio Holdings Inc.**	10,800	380,700

Total Consumer Cyclical
(Cost $1,247,042)		1,612,504

Consumer Staples	4.98%
Household Products	4.98%
Alberto-Culver Company	10,900	468,155

Total Consumer Staples
(Cost $478,186)		468,155

Credit Sensitive	15.45%
Banks	10.55%
State Street Corp.	10,700	517,131
Zions Bancorporation	6,800	475,048
		992,179

Financial Services	4.90%
T Rowe Price Group Inc.	7,300	459,900

Total Credit Sensitive
(Cost $1,329,179)		1,452,079

Energy	3.04%
Energy Equipment & Services	3.04%
FMC Technologies Inc. **	7,100	285,491

Total Energy
(Cost $256,517)		285,491

Healthcare	22.18%
Drug & Healthcare Products	10.76%
Endo Pharmaceuticals**	16,900	507,000
St. Jude Medical Inc. **	11,000	504,900
		1,011,900

Healthcare Services	4.84%
DaVita Inc.**	9,900	454,509

Biotechnology	6.58%
Amylin Pharmaceuticals Inc. **	18,900	618,975

Total Healthcare
(Cost $1,490,937)		2,085,384

Services	9.86%
Business Services	9.86%
Certegy Inc.	13,100	450,378
ChoicePoint Inc.**	11,100	476,523
		926,901

Total Services
(Cost $881,057)		926,901

Technology	15.07%
Computer Services & Software	10.19%
Cadence Design Systems Inc.**	29,200	467,492
Intuit Inc.**	10,700	490,488
		957,980

Electronics	4.88%
Altera Corporation **	21,000	459,270

Total Technology
(Cost $1,333,119)		1,417,250

Total Common Stocks
(Cost $7,819,384)		9,196,529

Mutual Funds	2.16%
Goldman Sachs Financial Square Prime	202,914	202,914
Obligations Fund - FST Shares

Total Mutual Funds
(Cost $202,914)		202,914

Total Investments
(Cost $8,022,298)	99.98%	$9,399,443

Liabilities in Excess of Other Assets	0.02%	2,350
Net Assets	100.00%	$9,401,793

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	90.57%
Commercial Services	11.24%
Advertising - Marketing Services	1.96%
Eniro AB (Sweden)	41,043	461,749

Miscellaneous Commercial Services	6.84%
SAI Global Ltd. (Australia)	243,000	500,445
Savills Plc (United Kingdom)	36,800	487,571
Techem AG (Germany)**	14,500	628,366
		1,616,382

Personnel Services	2.44%
Meitec Corp. (Japan)	18,400	575,130

Total Commercial Services		2,653,261
(Cost $2,117,507)

Communications	2.43%
Specialty Telecommunications	2.43%
Genesys S.A. (France)**	172,200	573,540

Total Communications		573,540
(Cost $458,012)

Consumer Durables	3.78%
Electronics - Appliances	3.08%
G.U.D. Holdings Ltd. (Australia)	132,200	728,018

Home Furnishings	0.70%
Ekornes ASA (Norway)	9,400	163,455

Total Consumer Durables		891,473
(Cost $870,545)

Consumer Non-Durables	1.91%
Household - Personal Care	1.91%
McBride Plc (United Kingdom)	169,905	451,753

Total Consumer Non-Durables		451,753
(Cost $166,906)

Consumer Services	15.94%
Broadcasting	3.02%
SBS Broadcasting S.A. (Luxembourg)**	12,381	713,146

Casinos/ Gaming	1.01%
IG Group Holdings PLC (United Kingdom)**	87,000	237,594

Other Consumer Services	5.26%
InvoCare Ltd. (Australia)	104,800	334,418
Trader Classified Media NV (Netherlands)	52,000	905,742
		1,240,160

Publishing - Books - Magazines	3.66%
T & F Informa Group Plc (United Kingdom)**	121,026	864,471

Publishing - Newspapers	2.99%
Independent News & Media Plc (Ireland)	234,800	706,732

Total Consumer Services		3,762,103
(Cost $2,652,540)

Distribution Services	6.13%
Electronics Distributors	3.60%
Diploma Plc (United Kingdom)	49,500	573,745
Esprinet S.p.A (Italy)	37,300	276,995

		850,740

Wholesale Distributors	2.53%
Misumi Corp. (Japan)	18,600	598,184

Total Distribution Services		1,448,924
(Cost $1,379,886)

Electronic Technology	16.27%
Computer Peripherals	1.96%
Lectra SA (France)	87,750	462,212

Electronic Equipment - Instruments	5.78%
Japan Cash Machine Co. Ltd. (Japan)	28,550	670,581
Optex Co. Ltd. (Japan)	28,600	693,717
		1,364,298

Semiconductors	5.62%
Melexis NV (Belgium)**	24,500	317,641
SEZ Holding AG (Switzerland)**	18,040	440,895
Zarlink Semiconductor Inc. (Canada)**	429,410	567,964
		1,326,500

Telecommunications Equipment	2.91%
VTECH Holdings Ltd. (Hong Kong)	246,800	687,585

Total Electronic Technology		3,840,595
(Cost $3,794,839)

Health Technology	6.25%
Medical Specialties	6.25%
Elekta AB (Sweden)**	11,112	501,528
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	192,990	472,475
Nakanishi Inc. (Japan)	4,700	500,592
		1,474,595

Total Health Technology		1,474,595
(Cost $926,337)

Industrial Services	2.04%
Oilfield Services - Equipment	2.04%
ProSafe ASA (Norway)	11,924	481,936

Total Industrial Services		481,936
(Cost $223,542)

Process Industries	8.41%
Agricultural Commodities - Milling	1.83%
Global Bio-Chem Technology Group Company Ltd. (Hong Kong)	925,200	431,585
Global Bio-Chem Technology Group Company Ltd. - Warrants (Hong Kong)**	5,250	57
		431,642

Chemicals: Major Diversified	1.97%
Victrex Plc (United Kingdom)	49,630	463,869

Containers - Packaging	2.13%
Goodpack Ltd. (Singapore)	505,200	489,756
Goodpack Ltd. - Warrants (Singapore)**	33,412	11,526
		501,282

Industrial Specialities	2.48%
SGL Carbon AG (Germany)**	42,200	585,121

Total Process Industries		1,981,914
(Cost $1,845,389)

Producer Manufacturing	11.07%

Electrical Products	2.54%
Pfeiffer Vacuum Technology AG (Germany)	12,110	599,188

Industrial Machinery	2.32%
Interpump Group SpA (Italy)	78,600	548,304

Office Equipment - Supplies	4.31%
Domino Printing Sciences Plc (United Kingdom)	104,100	492,587
Neopost (France)	5,660	524,352
		1,016,939

Trucks - Construction - Farm Machinery	1.90%
Pinguely-Haulotte (France)	24,300	449,639

Total Producer Manufacturing		2,614,070
(Cost $1,674,470)

Retail Trade	2.94%
Specialty Stores	2.94%
CeWe Color Holding AG (Germany)	11,400	694,139

Total Retail Trade		694,139
(Cost $495,614)

Transportation	2.16%
Other Transportation	2.16%
Comfort DelGro Corp. Ltd. (Singapore)	596,100	510,517

Total Transportation		510,517
(Cost $595,650)

Total Common Stocks		21,378,820
(Cost $17,742,879)

Mutual Funds	7.88%
Barclays Prime MMkt	784,111	784,111
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	1,076,601	1,076,601
Total Mutual Funds
(Cost $1,860,712)		1,860,712

Total Investments
(Cost $19,061,949)	98.45%	$23,239,532

Other Assets in Excess of Liabilities	1.55%	$364,914

Net Assets	100.00%	$23,604,446

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund

Country Breakdown as of August 31, 2005

Country	Market Value	%
Australia	1,562,881	6.62%
Belgium	317,641	1.35%
Canada	567,964	2.41%
France	2,009,743	8.51%
Germany	2,506,814	10.62%
Hong Kong	1,119,227	4.74%
Ireland	706,732	2.99%
Italy	825,299	3.50%
Japan	3,038,204	12.87%
Luxembourg	713,146	3.02%
Netherlands	905,742	3.84%
New Zealand	472,475	2.00%
Norway	645,391	2.73%
Singapore	1,011,799	4.29%
Sweden	963,277	4.08%
Switzerland	440,895	1.87%
United Kingdom	3,571,590	15.13%
Cash Equivalents and
Net Other Assets	2,225,626	9.43%
	$23,604,446	100%

Westcore Blue Chip Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stock	99.65%
Basic Materials	0.85%
Chemicals	0.85%
Du Pont (EI) De Nemours	13,500	534,195

Total Basic Materials
(Cost $527,827)		534,195

Capital Goods	5.92%
Aerospace & Defense	2.95%
General Dynamics Corp.	9,000	1,031,310
Raytheon Co.	21,000	823,620
		1,854,930

Electrical Equipment	1.44%
General Electric Co.	27,000	907,470

Industrial Products	1.53%
Parker Hannifin Corp.	15,000	966,600

Total Capital Goods
(Cost $2,917,472)		3,729,000

Commercial Services	5.25%
IT Services	3.16%
Computer Sciences Corp.**	44,700	1,991,385

Transaction Processing	2.09%
First Data Corp.	31,600	1,312,980

Total Commercial Services
(Cost $3,189,450)		3,304,365

Communications	2.14%
Telecomm Equipment & Solutions	2.14%
Nokia Corp.	85,600	1,349,912

Total Communications
(Cost $1,177,423)		1,349,912

Consumer Cyclical	15.02%
Clothing & Accessories	2.49%
TJX Companies Inc.	74,900	1,566,159

General Merchandise	3.75%
Target Corp.	43,900	2,359,625

Hotels & Gaming	1.81%
Starwood Hotels & Resorts Worldwide Inc.	19,700	1,148,510

Other Consumer Services	0.91%
Cendant Corp.	28,000	569,520

Publishing & Media	4.28%
Time Warner Inc.**	30,000	537,600
Viacom Inc. - Class B	19,100	649,209
Walt Disney Co.	59,900	1,508,881
		2,695,690

Restaurants	1.78%
Darden Restaurants Inc.	35,700	1,121,337

Total Consumer Cyclical
(Cost $7,802,101)		9,460,841

Consumer Staples	5.75%
Food & Agricultural Products	3.77%
Bunge Ltd.	20,100	1,180,272
Kraft Foods Inc.	38,400	1,190,400
		2,370,672

Home Products	1.98%
Colgate Palmolive Co.	23,800	1,249,500

Total Consumer Staples
(Cost $3,240,638)		3,620,172

Energy	11.84%
Exploration & Production	5.67%
Occidental Petroleum Corp.	23,800	1,976,114
XTO Energy Inc.	40,100	1,595,980
		3,572,094

Integrated Oils	3.80%
Marathon Oil Corp.	24,400	1,569,164
Suncor Energy Inc.	13,900	823,714
		2,392,878

Oil Services	2.37%
Transocean Inc.**	25,300	1,493,712

Total Energy
(Cost $4,206,380)		7,458,684

Financials	18.37%
Integrated Financial Services	3.24%
Citigroup Inc.	46,666	2,042,571

Money Center Banks	1.42%
Bank of America Corp.	20,700	890,721

Regional Banks	2.48%
US Bancorp	27,300	797,706
Wachovia Corp.	15,400	764,148
		1,561,854

Securities & Asset Management	5.69%
Goldman Sachs Group Inc.	5,900	655,962
Merrill Lynch & Company Inc.	29,700	1,697,652
Morgan Stanley	24,200	1,231,054
		3,584,668

Specialty Finance	3.70%
Countrywide Financial Corp.	32,900	1,111,691
Freddie Mac	20,200	1,219,676
		2,331,367

Thrifts	1.84%
Washington Mutual Inc.	27,800	1,155,924

Total Financials
(Cost $11,043,707)		11,567,105

Medical - Healthcare	21.59%
Healthcare Services	4.60%
Medco Health Solutions Inc.**	14,844	731,364
PacifiCare Health Systems Inc.**	28,700	2,163,406
		2,894,770

Medical Technology	1.80%
Medtronic Inc.	19,900	1,134,300

Pharmaceuticals	15.19%
Abbott Laboratories	31,900	1,439,647
Amgen Inc.**	31,700	2,532,830
Barr Pharmaceuticals Inc.**	24,400	1,112,884
Pfizer Inc.	64,560	1,644,343
Teva Pharmaceutical Industries Ltd.	87,400	2,835,256
		9,564,960

Total Medical - Healthcare
(Cost $10,820,278)		13,594,030

Technology	10.82%
Computer Software	5.12%
Microsoft Corp.	99,800	2,734,520
Verisign Inc.**	22,600	492,680
		3,227,200

PC's & Servers	1.61%
Hewlett-Packard Co.	36,500	1,013,240

Semiconductors	4.09%
Altera Corp.**	49,300	1,078,191
Intel Corp.	58,200	1,496,904
		2,575,095

Total Technology
(Cost $5,983,649)		6,815,535

Transportation	2.10%
Railroads	2.10%
Norfolk Southern Corp.	37,100	1,321,131

Total Transportation
(Cost $1,321,834)		1,321,131

Total Common Stocks
(Cost $52,230,759)		62,754,970

Mutual Funds	0.33%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	206,442	206,442

Total Mutual Funds
(Cost $206,442)		206,442

Total Investments
(Cost $52,437,201)	99.98%	$62,961,412
Assets in Excess of Other Liabilities	0.02%	15,465

Net Assets	100.00%	$62,976,877

See Legend and Notes to Statements of Investments

Westcore Mid-Cap Value Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	98.43%
Basic Materials	5.03%
Other Materials (Rubber & Plastic)	5.03%
Crown Holdings Inc.**	74,400	$1,261,683
Pactiv Corp.**	30,400	590,064
		1,851,747

Total Basic Materials
(Cost $1,488,371)		1,851,747

Capital Goods	0.90%
Industrial Products	0.90%
Parker Hannifin Corp.	5,150	331,866

Total Capital Goods
(Cost $237,975)		331,866

Commercial Services	4.92%
Distributors & Wholesalers	1.89%
Aramark Worldwide Corp. - Class B	25,400	693,928

Environmental - Pollution Control	1.33%
Waste Connections Inc.**	13,850	489,459

IT Services	1.70%
Computer Sciences Corp.**	14,100	628,155

Total Commercial Services
(Cost $1,664,268)		1,811,542

Communications	1.31%
Telecom Equipment & Solutions	1.31%
Adtran Inc.	18,700	482,833

Total Communications
(Cost $348,184)		482,833

Consumer Cyclical	17.10%
Clothing & Accessories	3.88%
Foot Locker Inc.	36,200	790,608
TJX Companies Inc.	30,400	635,664
		1,426,272

Department Stores	1.13%
Federated Department Stores Inc.	6,100	420,778

Hotels & Gaming	2.87%
Starwood Hotels & Resorts Worldwide Inc.	18,200	1,061,060

Motor Vehicle Parts	1.53%
Autoliv Inc	12,600	560,700

Recreation & Leisure	1.03%
Mattel Inc.	20,900	376,827

Restaurants	3.63%
Brinker International Inc.**	18,400	683,560
Darden Restaurants Inc.	20,700	650,187
		1,333,747

Specialty Retail	3.03%
Office Depot Inc.**	37,100	1,113,000

Total Consumer Cyclical
(Cost $5,575,857)		6,292,384

Consumer Staples	6.53%
Food & Agricultural Products	6.53%
Bunge Ltd.	15,500	910,160
Pilgrim's Pride Corp.	21,300	722,070
Tyson Food Inc.	43,000	764,540
		2,396,770

Total Consumer Staples
(Cost $2,038,635)		2,396,770

Energy	9.27%
Exploration & Production	9.27%
Denbury Resources Inc.**	17,600	796,048
Forest Oil Corp.**	15,400	692,230
Range Resources Corp.	20,600	717,498
XTO Energy Inc.	30,266	1,204,587
		3,410,363

Total Energy
(Cost $2,484,212)		3,410,363

Financials	21.31%
Life & Health Insurance	2.06%
Nationwide Financial Services Inc.	9,900	381,744
Protective Life Corp.	9,200	377,476
		759,220

Other Banks	3.23%
Colonial BancGroup Inc.	34,700	807,122
Hudson United Bancorp	9,000	380,250
		1,187,372

Property Casualty Insurance	8.33%
AMBAC Financial Group Inc.	8,400	576,072
Assured Guaranty Ltd.	25,100	562,240
First American Financial Corp.	11,700	486,837
PartnerRe Ltd.	10,300	625,210
Radian Group Inc.	15,900	813,762
		3,064,121

Regional Banks	3.83%
Marshall & Ilsley Corp.	13,300	582,141
Unionbancal Corp.	12,200	826,794
		1,408,935

Securities & Asset Management	1.84%
Affiliated Managers Group Inc.**	9,350	678,904

Specialty Finance	2.02%
American Capital Strategies Ltd.	19,700	743,281

Total Financials
(Cost $6,768,641)		7,841,833

Medical - Healthcare	8.90%
Healthcare Services	3.93%
PacifiCare Health Systems Inc.**	19,200	1,447,296

Medical Technology	1.09%
Celphalon Inc.**	9,900	401,148

Pharmaceuticals	3.88%
Barr Pharmaceuticals Inc.**	12,675	578,107
Biovail Corp.**	47,300	848,562
		1,426,669

Total Medical - Healthcare
(Cost $2,426,346)		3,275,113

Real Estate Investment Trusts (REITs)	5.57%
Office Properties	5.57%
Arden Realty Inc.	9,800	373,870
Boston Properties Inc.	7,600	540,740
Mack-Cali Realty Corp	12,700	559,435
Trizec Properties Inc.	25,700	575,423
		2,049,468

Total REITs
(Cost $1,690,818)		2,049,468

Technology	7.51%
Computer Software	1.02%
Macromedia Inc.**	10,100	373,195

Semiconductors	6.49%
Altera Corp.**	25,400	555,498
ATI Technologies Inc.	31,900	388,542
Fairchild Semiconductor International Inc.**	39,100	658,835
Maxim Integrated Products	18,400	784,760
		2,387,635

Total Technology
(Cost $2,432,181)		2,760,830

Utilities	10.08%
Competitive Electric	1.48%
Public Service Enterprise Group Inc.	8,400	542,220

Regulated Electric	6.42%
Centerpoint Energy Inc.	47,600	676,396
DPL Inc.	32,300	871,777
Westar Energy Inc.	33,900	814,278
		2,362,451

Regulated Gas	2.18%
Nisource Inc.	33,300	803,862

Total Utilities
(Cost $3,097,542)		3,708,533

Total Common Stocks
(Cost $30,253,030)		36,213,282

Mutual Funds	4.44%
Goldman Sachs Financial Square Prime	1,631,738	1,631,738
Obligations Fund- FST Shares

Total Mutual Funds
(Cost $1,631,738)		1,631,738

Total Investments
(Cost $31,884,768)	102.87%	37,845,020

Liabilities in Excess of Other Assets	(2.87%)	($1,052,642)
Net Assets	100.00%	36,792,378

See Legend and Notes to Statements of Investments

Westcore Small-Cap Opportunity Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	98.93%
Basic Materials	6.21%
Other Materials (Rubber & Plastic)	6.21%
A. Schulman Inc.	17,000	309,570
Crown Holdings Inc.**	37,300	629,997
Spartech Corp.	12,850	246,078
		1,185,645

Total Basic Materials
(Cost $825,798)		1,185,645

Capital Goods	11.54%
Electric Equipment	4.76%
General Cable Corp.**	57,900	908,451

Engineering & Construction	5.06%
Emcor Group Inc.**	7,250	399,765
Insituform Technologies Inc. **	13,200	273,240
Washington Group International **	5,550	293,262
		966,267

Machinery	1.72%
Paxar Corp.**	17,500	329,175

Total Capital Goods
(Cost $1,565,070)		2,203,893

Commercial Services	8.55%
Business Products & Services	4.92%
Consolidated Graphics Inc. **	5,500	212,355
Quanta Services Inc. **	19,850	238,200
Source Interlink Cos. Inc. **	39,580	490,155
		940,710

Distributors & Wholesalers	1.62%
Nash Finch Co.	7350	308,700

Environmental - Pollution Control	2.01%
Waste Connections Inc.**	10,850	383,439

Total Commercial Services
(Cost $1,469,158)		1,632,849

Communications	4.61%
ISPs - Internet Portals	1.45%
United Online Inc.	21,300	277,539

Telecomm Equipment & Solutions	3.16%
Belden CDT Inc.	28,100	602,745

Total Communications
(Cost $889,415)		880,284

Consumer Cyclical	10.17%
Consumer Durables	1.09%
Jacuzzi Brands Inc. **	25,300	208,219

Recreation & Leisure	2.46%
WMS Industries Inc.**	16,250	470,600

Specialty Retail	3.05%
Jo-Ann Stores Inc. **	6,850	147,275
Zale Corp.**	15,600	435,240
		582,515

Vehicle Parts	3.57%
Cooper Tire & Rubber Co.	18,050	305,045
CSK Auto Corp.**	22,450	376,038
		681,083

Total Consumer Cyclical
(Cost $1,792,376)		1,942,417

Consumer Staples	1.17%
Grocery & Convenience	1.17%
Casey's General Stores Inc.	11,050	223,763

Total Consumer Staples
(Cost $201,549)		223,763

Energy	9.57%
Exploration & Production	9.57%
ATP Oil and Gas Corp.**	27,250	862,735
Carrizo Oil & Gas Inc.**	31,950	755,618
Denbury Resources Inc.**	4,650	210,320
		1,828,673

Total Energy
(Cost $839,968)		1,828,673

Financials	18.35%
Insurance - Real Estate Brokers	3.64%
Clark Inc.	42,750	695,115

Other Banks	3.94%
City Holding Co.	5,200	190,944
First Community Bancorp	7,800	368,160
First Republic Bank	5,400	194,400
		753,504

Property Casualty Insurance	2.91%
PXRE Group Ltd.	15,850	369,146
United America Indemnity Ltd. **	10,400	186,680
		555,826

Securities & Asset Management	0.96%
Piper Jaffray Cos. **	6,000	182,940

Speciality Finance	5.46%
Advanta Corp. - Class B	8,500	245,225
Federal Agricultural Mortgage Corp.	14,300	334,048
KKR Financial Corp. (6)	20,000	463,122
		1,042,395

Thrifts	1.44%
FirstFed Financial Corp.**	4,800	276,240

Total Financials
(Cost $2,981,459)		3,506,020

Medical - Healthcare	8.39%
Healthcare Services	1.75%
Alliance Imaging Inc. **	36,150	333,664

Medical Products & Supplies	2.65%
Molecular Devices Corp. **	14,550	303,513
Steris Corp.	8,150	203,261
		506,774

Medical Technology	1.72%
Healthtronics Inc. **	29,400	327,516

Pharmaceuticals	2.27%
K-V Pharmaceutical Co. - Class A**	15,350	261,871
Par Pharmaceutical Companies Inc.**	7,100	171,607
		433,478

Total Medical - Healthcare
(Cost $1,951,412)		1,601,432

Real Estate Investment Trusts (REITs)	3.53%
Hotels	2.45%
Innkeepers USA Trust	12,350	193,895
Winston Hotels Inc.	25,300	274,758
		468,653

Multi-Family	1.08%
Equity Lifestyle Properties Inc.	4,550	205,478

Total REITs
(Cost $542,224)		674,131

Technology	10.50%
Electric Equipment	6.57%
Artesyn Technologies Inc.**	20,400	187,272
BEI Technologies Inc.	16,050	559,984
Radisys Corp.**	11,050	206,303
X-Rite Inc.	24,000	302,160
		1,255,719

Semiconductors	1.54%
Fairchild Semiconductor International Inc. **	17,400	293,190

Semiconductor Capital Equipment	1.31%
FEI Co.**	11,950	250,113

Technology Resellers - Distributors	1.08%
Richardson Electronics Ltd.	26,550	207,090

Total Technology
(Cost $1,724,905)		2,006,112

Transportation	4.61%
Trucking - Shipping - Air Freight	4.61%
Marten Transportation Ltd.**	15,100	371,460
SCS Transportation Inc. **	11,600	186,180
Tsakos Energy Navigation Ltd.	8,350	323,813
		881,453

Total Transportation
(Cost $730,924)		881,453

Utilities	1.73%
Regulated Electric	1.73%
Ormat Technologies Inc.	15,050	331,100

Total Utilities		331,100
(Cost $284,850)

Total Common Stocks
(Cost $15,799,108)		18,897,772

Mutual Funds	0.98%
Goldman Sachs Financial Square Prime	187,297	187,297
Obligations Fund - FST Shares

Total Mutual Funds
(Cost $187,297)		187,297

Total Investments
(Cost $15,986,405)	99.91%	$19,085,069
Other Assets in Excess of Liabilities	0.09%	16,720

Net Assets	100.00%	$19,101,789

See Legend and Notes to Statements of Investments

Westcore Small-Cap Value Fund
Statement of Investments, August 31, 2005 (unaudited)
	Shares	Market Value
Common Stocks	98.72%
Basic Materials	4.22%
Forestry & Paper	2.36%
Albany International Corp.	14,160	510,043

Other Materials (Rubber & Plastic)	1.86%
A. Schulman Inc.	10,790	196,486
Spartech Corp.	10,790	206,629
		403,115

Total Basic Materials
(Cost $890,353)		913,158

Capital Goods	6.19%
Electrical Equipment	2.31%
Lennox International Inc.	20,510	500,239

Industrial Products	3.88%
Lincoln Electric Holdings Inc.	10,790	406,567
Sauer-Danfoss Inc.	23,170	433,279
		839,846

Total Capital Goods
(Cost $1,248,045)		1,340,085

Commercial Services	8.65%
Business Products & Services	8.65%
Banta Corp.	6,980	341,671
CDI Corp.	15,990	430,931
Ennis Business Forms Inc.	31,450	547,230
Unifirst Corp.	14,060	552,417
		1,872,249

Total Commercial Services
(Cost $1,715,885)		1,872,249

Communications	5.41%
Telecomm Equipment & Solutions	5.41%
Belden Inc.	25,250	541,613
Inter-Tel Inc.	20,070	444,551
Spectralink Corp.	14,450	186,261
		1,172,425

Total Communications
(Cost $1,153,035)		1,172,425

Consumer Cyclical	12.43%
Apparel & Footwear Manufacturers	1.42%
Cherokee Inc.	9,250	308,395

Clothing & Accessories	1.25%
Burlington Coat Factory	7,030	269,671

Motor Vehicle Parts	1.68%
Cooper Tire & Rubber Co.	21,580	364,702

Recreation & Leisure	1.90%
Callaway Golf Co.	27,530	410,472

Restaurants	1.75%
Bob Evans Farms Inc.	15,660	378,815

Specialty Retail	4.43%
Movado Group Inc.	21,580	420,594
Pier 1 Imports Inc.	14,800	184,260
Yankee Candle Co. Inc.	12,940	355,462
		960,316

Total Consumer Cyclical
(Cost $2,653,460)		2,692,371

Consumer Staples	3.79%
Food & Agriculture Products	1.77%
Sanderson Farms Inc.	10,345	382,041

Grocery & Convenience	2.02%
Casey's General Stores Inc.	21,640	438,210

Total Consumer Staples
(Cost $833,003)		820,251

Energy	1.57%
Oil Services	1.57%
Gulf Island Fabrication Inc.	12,600	340,200

Total Energy
(Cost $265,796)		340,200

Financials	22.45%
Insurance-Real Estate Brokers	2.29%
Clark Inc.	30,540	496,580

Other Banks	5.87%
First Community Bancorp	8,840	417,248
PFF Bancorp Inc.	11,075	329,260
Southwest Bancorp	22,750	525,753
		1,272,261

Property-Casualty Insurance	4.70%
Assured Guaranty Ltd.	9,280	207,872
Max Re Capital Ltd.	20,100	462,099
PXRE Group Ltd.	14,890	346,788
		1,016,759

Specialty Finance	9.59%
Advanta Corp. - Class B	15,640	451,214
Cash America International Inc.	21,300	446,661
Federal Agricultural Mortgage Corp.	22,450	524,432
MCG Capital Corp.	19,300	351,646
Saxon Capital Inc.	23,820	301,799
		2,075,752

Total Financials
(Cost $4,598,350)		4,861,352

Medical - Healthcare	6.73%
Healthcare Services	1.88%
Owens & Minor Inc.	14,160	405,826

Pharmaceuticals	4.85%
Meridian Bioscience Inc.	30,030	765,765
Perrigo Co.	19,900	285,167
		1,050,932

Total Medical - Healthcare
(Cost $1,269,308)		1,456,758

Real Estate Investment Trusts (REITs)	7.61%
Hotels	1.41%
Equity Inns Inc.	23,800	305,830

Multi-Family	4.12%
Associated Estates Realty Corp.	46,900	462,903
Equity Lifestyle Properties	5,190	234,380
Home Properties Inc.	4,770	195,618
		892,901
Office-Industrial	2.07%
Glenborough Realty Trust	22,450	450,122

Total REITs
(Cost $1,573,992)		1,648,853

Technology	9.92%
Electronic Equipment	7.83%
BEI Technology Inc.	25,960	905,744
Bel Fuse Inc.	10,260	330,064
X-Rite Inc.	36,510	459,661
		1,695,469

Technology Resellers-Distribution	2.09%
Richardson Electronics Ltd.	58,000	452,400

Total Technology
(Cost $1,987,717)		2,147,869

Transportation	5.96%
Trucking - Shipping - Air Freight	5.96%
Diana Shipping Inc.	26,780	375,188
Ship Finance International	17,870	367,228
Tsakos Energy Navigation	14,160	549,125
		1,291,541

Total Transportation
(Cost $1,318,009)		1,291,541

Utilities	3.79%
Regulated Gas	3.79%
Cascade Natural Gas Corp.	10,300	215,373
Northwest Natural Gas Co.	7,010	257,828
South Jersey Industries	11,790	347,333
		820,534

Total Utilities
(Cost $801,555)		820,534

Total Common Stock
(Cost $20,308,508)		21,377,646

Mutual Funds	1.38%

Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	299,685	299,685

Total Mutual Funds
(Cost $299,685)		299,685

Total Investments
(Cost $20,608,193)	100.10%	$21,677,331
Liabilities in Excess of Other Assets	(0.10%)	(20,691)

Net Assets	100.00%	$21,656,640

See Legend and Notes to Statements of Investments

Flexible Income Fund
Statement of Investments, August 31, 2005 (unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Common Stocks	13.10%
Financial	9.39%
Financial Services	2.16%
Alliance Capital Management Holding LP			13,000	574,860
Allied Capital Corp.			66,000	1,910,700
Apollo Investment Co.			22,967	441,655
Crystal River Capital** (1)(6)(7)			37,000	925,000
				3,852,215

Real Estate Investment Trusts (REITs)	7.23%
Diversified	1.34%
iStar Financial Inc.			42,400	1,758,328
KKR Financial Corp. (6)			27,500	636,793
				2,395,121

Healthcare	0.97%
Health Care Property Investors Inc.			29,500	801,515
Healthcare Realty Trust Inc.			24,100	932,670
				1,734,185

Hotels	0.07%
Host Marriott Corp.			7,100	124,179

Mortgage	0.66%
Anthracite Capital Inc.			100,000	1,181,000

Office Property	2.54%
American Campus Community Inc.			18,000	423,900
American Financial Realty Trust			56,500	801,734
Equity Office Properties Trust			41,200	1,371,960
Hospitality Properties Trust			21,800	945,248
HRPT Properties Trust			55,000	704,000
Maguire Properties Inc.			10,000	292,000
				4,538,842

Shopping Centers	0.21%
Weingarten Realty Investors			10,000	385,500

Timber	0.47%
Plum Creek Timber Co. Inc.			11,000	404,250
Rayonier Inc.			8,000	434,000
				838,250

Warehouse - Industrial	0.97%
First Industrial Realty Trust Inc.			46,000	1,743,400

Total Financial
(Cost $15,527,363)				16,792,692

Industrial	1.12%
Other Industrial	0.87%
B&G Foods Inc.			17,000	220,150
Centerplate Inc.			20,000	240,000
Fording Canadian Coal Trust			8,800	1,087,680
				1,547,830

Telecom & Related	0.25%
Manitoba Telecom Services Inc.			1,145	47,265
MCI Inc. - Class A			15,946	408,855
				456,120
Total Industrial
(Cost $1,692,921)				2,003,950

Utilities & Energy	2.59%
Energy - Non Utility	2.59%
El Paso Corp.			7,519	87,221
Enbridge Energy Partners LP			17,000	916,980
Enterprise Products Partners			36,000	874,080
Kinder Morgan Energy Partners			25,200	1,287,972
Kinder Morgan Inc.			1	95
Kinder Morgan Management LLC**			1,270	60,427
Northern Border Partners LP			29,400	1,406,790
				4,633,565

Total Utilities & Energy
(Cost $4,313,272)				4,633,565

Total Common Stocks
(Cost $21,533,556)				23,430,207

Nonconvertible Preferred Stocks	13.95%
Financial	11.79%
Financial Services	0.28%
First Republic Capital Trust II, Series B, 8.75% (1)(7)		NR/BB	20,000	501,876

Insurance	0.15%
Delphi Financial Group Inc., 8.00%, 05/15/2033		Baa3/BBB	10,000	265,500

Real Estate Investment Trusts (REITs)	11.36%
Apartments	0.72%
Apartment Investment and Management Co.:
Series G, 9.375%		Ba3/B+	10,000	267,500
Series T, 8.00%		Ba3/B+	10,000	256,700
Series V, 8.00%		Ba3/B+	10,000	256,500
Series Y, 7.875%		Ba3/B+	20,000	508,600
				1,289,300

Diversified	2.58%
Capital Automotive, Series B, 8.00%		NR/NR	20,000	518,400
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	4,000	104,680
Series D, 8.125%		Ba1/BB+	6,000	155,700
Cousins Properties Inc., 7.50%		NR/NR	25,000	642,500
Crescent Real Estate, Series A, 6.75%		B3/B-	15,000	328,800
Digital Realty Trust Inc., 8.50%		NR/NR	13,300	347,263
iStar Financial Inc.:
Series E, 7.875%		Ba2/BB	20,000	525,000
Series F, 7.80%		Ba2/BB	20,000	514,900
Series G, 7.65%		Ba2/BB	18,000	456,390
Series I, 7.50%		Ba2/BB	10,000	256,300
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	522,400
Vornado Realty Trust, Series E, 7.00%		Baa3/BBB-	9,400	244,963
				4,617,296

Healthcare	1.61%
Health Care Property Investors Inc., Series F, 7.10%		Baa3/BBB	10,000	259,500
Health Care REIT Inc.:
Series D, 7.875%		Ba1/BB+	10,000	259,600
Series F, 7.625%		Ba1/BB+	30,000	769,500
LTC Properties Inc., Series F, 8.00%		NR/NR	20,625	529,031
Nationwide Health Properties Inc., 7.677%		Ba1/BB+	950	98,562
Omega Healthcare Investors, Series D, 8.375%		B3/B	12,500	332,500
SNH Capital Trust I, 10.125%, 06/15/2041		Ba3/BB-	24,000	638,400
				2,887,093

Hotels	0.92%
Felcor Lodging, Series B, 9.00%		B3/CCC	2,028	50,993
Hospitality Properties, Series B, 8.875%		Ba1/BB+	15,000	406,350
Host Marriot Corp.:
Class C, 10.00%		B2/CCC+	16,000	416,000
Class E, 8.875%		B2/CCC+	29,000	786,480
				1,659,823

Manufactured Homes	0.21%
Affordable Residential, Series A, 8.25%		NR/NR	15,000	380,700

Mortgage	1.03%
Anthracite Capital Inc., Series C, 9.375%		NR/NR	41,200	1,112,400
Thornburg Mortgage Inc., 8.00%		B1/B	28,900	728,280
				1,840,680

Office Property	0.94%
Brandywine Realty, Series C, 7.50%		NR/NR	8,000	204,000
Entertainment Properties Trust, 7.75%		NR/NR	25,000	635,250
Highwoods Properties Inc., Series A, 8.625%		Ba2/BB+	50	56,516
Maguire Properties Inc., Series A, 7.625%		NR/NR	20,500	526,850
SL Green Realty Corp., Series C, 7.625%		NR/NR	10,000	257,000
				1,679,616

Regional Malls	2.38%
CBL & Associates Properties, Series D, 7.375%		NR/NR	40,000	1,020,400
Glimcher Realty Trust, Series G, 8.125%		Ba3/B	12,000	308,760
The Mills Corp.:
Series C, 9.00%		NR/NR	14,800	389,240
Series E, 8.75%		NR/NR	22,500	604,800
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	1,922	49,126
Series G, 8.00%		B1/B+	27,200	722,160
Series H, 7.625%		B1/B+	45,000	1,156,500
				4,250,986

Shopping Centers	0.17%
Regency Centers Corp., 7.25%		Baa3/BBB-	12,000	308,400

Storage	0.07%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	4,000	104,440

Warehouse - Industrial	0.73%
Centerpoint Properties Trust, 5.377%		Baa3/BBB-	1,050	1,052,297
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	250	259,766
				1,312,063

Total Financial
(Cost $20,710,873)				21,097,773

Industrial	1.37%
Airlines	0.14%
AMR Corp., 7.875%, 07/13/2039		Caa2/NR	10,000	185,000
Delta Air Lines Inc., 8.125%, 07/01/2039 (5)		NR/C	18,000	63,000
				248,000

Autos	0.65%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033		C/CC	76,400	1,166,628

Cable & Media	0.12%
Shaw Communications Inc., 8.875%, 09/28/2049		Ba3/B+	10,000	215,585

Leisure	0.17%
Hilton Hotels Corp., 8.00%, 08/15/2031		Baa3/BBB-	12,000	310,080

Other Industrial	0.29%
RC Trust I, Series C, 7.00%, 05/14/2006		Ba1/BB+	10,000	510,625

Total Industrial
(Cost $3,140,966)				2,450,918

Utilities & Energy	0.79%
Energy - Non Utility	0.45%
Coastal Finance I, 8.375%, 06/30/2038		Caa3/CCC	31,800	795,000

Utilities	0.34%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031		Ba1/BB	4,000	106,800
NVP Capital I, Series A, 8.20%, 03/31/2037		B3/CCC+	10,000	254,200
TECO Capital Trust I, 8.50%, 01/31/2041		Ba3/B	10,000	254,500
				615,500

Total Utilities & Energy
(Cost $1,355,538)				1,410,500

Total Nonconvertible Preferred Stocks
(Cost $25,207,377)				24,959,191

Convertible Preferred Stocks	3.14%
Financial	0.11%
Real Estate Investment Trusts (REITs)	0.11%
Hotels	0.11%
Felcor Lodging, Series A, 1.95%		B3/CCC	8,000	194,960

Total Financial
(Cost $194,800)				194,960

Industrial	2.32%
Airlines	0.10%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030		C/CCC	7,500	171,563

Autos	2.23%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032		Ba2/B+	53,000	2,060,640
General Motors Corp., Series B, 5.25%, 03/06/2032		Ba2/BB	102,000	1,920,660
				3,981,300
Total Industrial
(Cost $5,111,038)				4,152,863

Utilities & Energy	0.71%
Energy - Non Utility	0.71%
AES Trust III, 6.75%, 10/15/2029		B3/CCC+	26,100	1,256,715

Total Utilities & Energy
(Cost $1,140,080)				1,256,715

Total Convertible Preferred Stocks				5,604,538
(Cost $6,445,918)

Total Preferred Stocks				30,563,729
(Cost $31,653,295)

Converitible Bonds	0.45%
Industrial	0.45%
Cable & Media	0.45%
Charter Communication Holdings Capital Corp., 5.875%, 11/16/2009		Ca/CCC-	1,000,000	813,750

Total Industrial
(Cost $1,000,000)				813,750

Total Convertible Bonds
(Cost $1,000,000)				813,750

Corporate Bonds	57.82%
Financial	4.53%
Financial Services	1.33%
Emigrant Capital Trust II, 6.29%, 04/14/2034 (1)(2)		NR/BBB	500,000	499,151
Finova Capital Corp., 7.50%, 11/15/2009		NR/NR	8,700	3,654
Residential Capital Corp., 6.375% 06/30/2010 (1)		Baa3/BBB-	1,850,000	1,890,417
				2,393,222

Insurance	1.41%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046		Ba1/BB	750,000	829,937
Provident Financing Trust, 7.405%, 03/15/2038		Ba2/B+	250,000	230,588
Zurich Reinsurance, 7.125%, 10/15/2023		B2/BB+	1,700,000	1,453,500
				2,514,025

Real Estate Investment Trusts (REITs)	1.79%
Diversified	0.58%
Trustreet Properties Inc., 7.50%, 04/01/2015 (1)		B1/B+	1,000,000	1,032,500

Hotels	0.99%
Host Marriott LP, 6.375%, 03/15/2015		Ba3/B+	1,800,000	1,793,250

Shopping Centers	0.22%
Price Development Co. LP, 7.29%, 03/11/2008		Ba1/BB+	375,000	385,215

Total Financial
(Cost $7,568,825)				8,118,212

Industrial	50.49%
Airlines	5.58%
American Airlines:
Pass-Through Certificates, Series 2004-1A, 7.25%, 02/05/2009 (4)		Ba2/BBB-	500,000	485,000
Pass-Through Certificates, Series 93-A6, 8.04%, 09/16/2011 (4)		NR/CCC+	455,792	408,050
Pass-Through Certificates, Series 2001-01, Class A-2, 6.817%, 05/23/2011 (4)		Ba1/BB+	750,000	712,803
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1, Class A-2, 6.88%, 07/02/2009 (4)		NR/NR	1,690,920	1,649,102
Pass-Through Certificates, Series 1999-1, Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	99,046	100,671
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A-	50,000	50,878
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011 (4)		B2/B+	66,836	59,490
Pass-Through Certificates, Series 1997-1B, 7.461%, 04/01/2013 (4)		Ba3/B-	77,365	62,256
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	190,261	161,079
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	218,651	189,012
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)		NR/C	1,214,000	227,625
Pass-Through Certificates, Series 2000-1, Class A-1, 7.379%, 05/18/2010 (4)		Ba1/BB	28,478	27,072
Pass-Through Certificates, Series 2001-1, Class A-1, 6.619%, 03/18/2011 (4)		Ba1/BB+	27,933	26,537
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BB+	1,750,000	1,683,334
JetBlue Airways Corp.:
Series 2004-1C, 8.120%, 03/15/2008 (2)		Ba1/BB+	1,000,000	1,007,405
Series 2004-2, 6.970%, 11/15/2008 (2)		Ba1/BB+	459,646	471,033
Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)		B2/BB	349,309	270,891
Pass-Through Certificates, 7.36%, 02/01/2020 (4)		Caa2/CCC	350,713	191,481
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		D/NR	475,000	256,498
Pass-Through Certificates, Series 2000-2, Class A-2, 7.186%, 10/01/2012 (5)**		D/NR	1,075,052	1,070,026
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		D/NR	414,840	173,866
US Airways Inc., Pass-Through Certificates, Series 1998-1, Class A,
6.85%, 01/30/2018 (4)		Ba2/BB+	691,974	701,456
				9,985,565

Autos	12.19%
American Axle & Manufacturing, 5.250%, 02/11/2014		Baa3/BBB-	1,000,000	909,001
Dana Corp., 5.85%, 01/15/2015		Ba2/BBB-	1,300,000	1,162,584
Delphi Corp., 6.50%, 08/15/2013		Ca/CCC-	2,750,000	2,110,624
Ford Capital BV, 9.50%, 06/01/2010		Ba1/BB+	3,000,000	3,072,492
Ford Motor Co.:
9.215%, 09/15/2021		Ba1/BB+	800,000	739,862
7.45%, 07/16/2031		Ba1/BB+	3,000,000	2,404,845
General Motors Acceptance Corp.,
6.070%, 12/01/2014 (2)		Ba1/BB	2,500,000	2,179,525
General Motors Corp.,
8.25%, 07/15/2023		Ba2/BB	5,000,000	4,212,500
Navistar International Corp., 6.25%, 03/01/2012 (1)		Ba3/BB-	1,000,000	965,000
Sonic Automotive Inc., 8.625%, 08/15/2013		B2/B	1,750,000	1,811,250
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013		B2/B-	250,000	285,000
Visteon Corp., 7.00%, 03/10/2014		B3/B-	2,000,000	1,950,000
				21,802,683

Cable & Media	3.05%
Charter Communication Holdings Capital Corp.:
8.25%, 04/01/2007		Ca/CCC-	100,000	101,750
11.125%, 01/15/2011		Ca/CCC-	600,000	463,500
12.125%, 01/15/2012		Ca/CCC-	2,225,000	1,340,563
DirecTV Holdings, 6.375%, 06/15/2015 (1)		Ba2/BB-	2,000,000	2,005,000
Echostar DBS Corp., 6.754%, 10/01/2008 (2)		Ba3/BB-	1,500,000	1,539,375
				5,450,188

Chemicals	0.56%
Borden Inc., 7.875%, 02/15/2023		Caa1/B-	575,000	474,375
Solutia Inc., 11.25%, 07/15/2009 (5)		D/NR	250,000	246,250
Union Carbide Chemical & Plastics Co., 7.875%, 04/01/2023		B1/BBB-	250,000	283,841
				1,004,466

Healthcare	5.55%
Columbia - HCA Inc.:
7.19%, 11/15/2015		Ba2/BB+	1,752,000	1,880,988
7.58%, 09/15/2025		Ba2/BB+	2,153,000	2,259,352
Davita Inc., 7.25%, 03/15/2015 (1)		B3/B	1,200,000	1,225,500
Eszopiclone Royalty Sub LLC Series IV (1)(6)(7)
12.0%, 03/15/2014		NR/NR	1,250,000	1,250,000
Tenet Healthcare Corp., 9.875%, 07/01/2014		B3/B	3,100,000	3,317,000
			.	9,932,840

Leisure	10.24%
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)		Baa2/BBB+	50,000	51,338
Las Vegas Sands Corp., 6.375%, 02/15/2015		B2/B	2,750,000	2,667,500
LCE Acquisition Corp., 9.00%, 08/01/2014 (1)		B3/CCC+	600,000	592,500
MGM Mirage Resorts Inc.:
7.625%, 07/15/2013		Ba3/B+	1,500,000	1,597,500
7.25%, 08/01/2017		Ba2/BB	3,850,000	3,984,750
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015 (1)		Ba3/B+	900,000	938,250
Pinnacle Entertainment Inc., 8.25%, 03/15/2012		Caa1/B-	875,000	888,125
Premier Entertainment Biloxi, 10.75%, 02/01/2012		B3/B-	250,000	213,750
Seneca Gaming Corp., 7.25%, 05/01/2012		B1/BB-	100,000	104,500
Station Casinos Inc.:
6.875%, 03/01/2016		B1/B+	1,000,000	1,032,500
6.875%, 03/01/2016(1)		B1/B+	1,400,000	1,445,500
Sun International Hotels, 8.875%, 08/15/2011		B2/B	750,000	802,500
Wynn Las Vegas LLC, 6.625%, 12/01/2014		B2/B+	4,100,000	4,007,750
				18,326,463

Other Industrial	9.79%
Advanced Micro Devices Inc., 7.75%, 11/01/2012		B3/B-	1,500,000	1,531,875
Allegheny Ludlum Corp., 6.95%, 12/15/2025		B1/B+	580,000	562,600
Amerigas Partners LP, Series B, 7.25%, 05/20/2015 (1)		B2/BB-	1,500,000	1,597,500
Cummins Engine Company Inc., 5.65%, 03/01/2098		Ba2/BBB-	200,000	150,500
Freeport-McMoran Company Inc., 6.875%, 02/01/2014		B1/B+	500,000	492,500
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011		B3/B-	1,000,000	992,500
IDEX Corp., 6.875%, 02/15/2008		Baa3/BBB	75,000	78,572
Intrawest Corp., 7.50%, 10/15/2013		B1/B+	2,250,000	2,334,375
International Steel Group, 6.5% 04/15/2014		Ba2/BB	1,750,000	1,745,624
Leucadia National Corp.:
8.65%, 01/15/2027		Ba3/B	1,611,000	1,683,495
7.75%, 08/15/2013		Ba2/BB	1,500,000	1,567,500
Levi Strauss & Co., 9.75%, 01/15/2015		Caa2/B-	1,500,000	1,590,000
Novelis Inc., 7.25%, 02/15/2015 (1)		B1/B	225,000	226,688
Solo Cup Co., 8.50%, 02/15/2014		B3/B-	250,000	244,375
Spectrum Brands, 7.375%, 02/01/2015		B3/B-	1,000,000	967,500
U.S. Steel Corp., 9.75%, 05/15/2010		Ba2/BB	175,000	192,500
Winn-Dixie Stores Inc., 8.875%, 12/16/2017 (5)		D/NR	2,150,000	1,558,750
				17,516,854

Telecom & Related	3.53%
American Tower Corp.:
9.375%, 02/01/2009		B3/BB-	13,000	13,699
7.50%, 05/01/2012 (1)		B3/BB-	500,000	531,250
AT&T Corp., 9.05%, 11/15/2011		Ba1/BB+	237,000	273,143
Level 3 Communications, Inc., 12.875%, 03/15/2010		Ca/CC	200,000	159,000
Level 3 Financing Inc., 7.37%, 10/15/2011 (1)		Caa1/CC	950,000	790,875
Qwest Communications International Inc., 7.370%, 02/15/2009 (2)		B3/B	1,000,000	1,000,000
Qwest Corp:
7.50%, 06/15/2023		Ba3/BB-	375,000	347,813
6.875%, 09/15/2033		Ba3/BB-	976,000	861,320
Qwest Services Corp., 14.00%, 12/15/2014		Caa1/B	27,000	33,210
Rogers Cantel, 9.75%, 06/01/2016		Ba3/BB	700,000	858,375
Rogers Wireless Inc.:
6.375%, 03/01/2014		Ba3/BB	750,000	766,875
7.50%, 03/15/2015		NR/BB	500,000	549,375
Time Warner Telecom LLC, Inc., 9.75%, 07/15/2008		B3/CCC+	129,000	131,580
				6,316,515

Total Industrial
(Cost $85,763,364)				90,335,574

Utilities & Energy	2.80%
Energy - Non Utility	2.03%
Calpine Corp.,8.75%, 07/15/2013 (1)		NR/B-	200,000	149,000
Duke Capital Corp., 4.302%, 05/18/2006		Baa3/BBB-	275,000	275,130
Dynegy Holdings Inc., 8.75%, 02/15/2012		Caa2/CCC+	150,000	165,375
Kerr McGee Corp., 6.95%, 07/01/2024		Ba3/BB+	1,050,000	1,137,126
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017		B1/B	400,000	447,369
7.00%, 03/15/2027		B1/B	100,000	106,741
Utilicorp United, 8.00%, 03/01/2023		B2/NR	1,300,000	1,352,000
				3,632,741

Utilities	0.77%
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	100,000	108,374
7.05%, 02/01/2024		Baa2/BBB-	250,000	255,845
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 (5)**		D/NR	200,000	236,000
Portland General Electric, 7.875%, 03/15/2010		Baa2/BBB	100,000	112,178
WPD Holdings, 7.25%, 12/15/2017 (1)		Baa3/BBB-	600,000	659,918
				1,372,315

Total Utilities & Energy
(Cost $4,537,666)				5,005,056

Total Corporate Bonds
(Cost $103,440,031)				103,458,842

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	8.73%
Asset-Backed Securities	0.35%
Ace Securities Corp., 2004-IN1, Class B, 7.20%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	300,000	252,771
Vanderbilt Mortgage Finance, Series 2002-B, Class B-1, 5.850%, 04/07/2018		Baa2/BBB	375,000	374,137
				626,908

Collateralized Debt Obligations	7.51%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
6.65%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	500,000
Archstone, Series 2005-C1, 5.92%, 03/20/2010 (1)(2)(7)		NR/A	1,000,000	976,250
CREST Ltd. Exeter Street Solar, Series 2004-1A, Class E1, 7.820%, 10/28/2014 (1)(2)(4)(6)(7)		NR/BB	486,759	486,759
CREST Ltd., Series 2003-1A, Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)		NR/BB-	200,000	123,712
CREST Ltd., Series 2003-2A:
Class E1, 9.120%, 12/28/2013 (1)(2)(4)(6)(7)		Ba3/BB	250,000	250,000
Class PS, 6.00%, 12/28/2013 (1)(4)(6)(7)(8)		NR/BB-	413,450	199,986
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 12/28/2013 (1)(4)(6)(7)		Ba3/BB	300,000	285,714
Class PS, 14.75%, 12/28/2013 (1)(4)(6)(7)(8)		NR/NR	1,064,633	499,999
Fairfield Street Solar, Class F1, 8.735%, 12/28/2014 (1)(2)(4)(6)(7)		NR/NR	1,087,500	1,087,500
Denali Capital CLO III Ltd., Series 3A, Class B2L, 11.87%, 07/21/2015 (1)(2(4)(6)(7)		Ba2/BB	250,000	241,125
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)		NR/NR	100,000	96,624
MM Community Funding II Ltd., Series 2I, 21.28%, 12/15/2011 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB	500,000	468,183
Preferred CPO Ltd., 10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,100,000	1,210,000
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.65%, 07/03/2012 (1)(4)(7)(8)		NR/NR	100,000	76,875
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(4)(7)(8)		NR/NR	150,000	138,188
Preferred Term Securities XI Ltd., Subordinate Income Notes,
19.00%, 10/03/2013 (1)(4)(7)(8)		NR/NR	150,000	143,963
Preferred Term Securities XII Ltd., Subordinate Income Notes,
19.00%, 12/24/2013 (1)(4)(7)(8)		NR/NR	750,000	763,219
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(4)(7)(8)		NR/NR	900,000	899,663
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.50%, 06/24/2014 (1)(4)(7)(8)		NR/NR	500,000	493,375
Regional Diversified Funding, Series 2004-1, 16.849%, 12/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1, 14.10%, 03/15/2015 (1)(4)(6)(7)(8)		NR/NR	750,000	750,000
River North CDO Ltd., Series 2005-1A, 12.50%, 02/06/2014 (1)(4)(6)(7)(8)		NR/NR	600,000	570,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015 (1)(4)(6)(7)(8)		NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 7.555%, 12/23/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	497,115	497,115
Tropic, Series 2004-1A, Class PS, 16.50%, 04/15/2035 (1)(6)(7)(8)		NR/NR	500,000	500,000
				13,440,280

Commercial Mortgage-Backed Securities	0.87%
Global Signal Trust, 2004-1, Class E, 5.395%, 11/15/2009 (1)(4)		NR/BBB-	450,000	444,152
Global Signal Trust, 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2/BB-	1,000,000	1,000,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	94,380	109,886
				1,554,038

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $15,721,335)				15,621,226

Mutual Funds	2.02%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			3,619,914	3,619,914

Total Mutual Funds
(Cost $3,619,914)				3,619,914

Total Investments
(Cost $176,968,131)			99.21%	$177,507,668

Other Assets in Excess of Liabilities			0.79%	1,413,846
Net Assets			100.00%	$178,921,514

See Legend and Notes to Statements of Investments

Plus Bond Fund
Statement of Investments, August 31, 2005 (unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Nonconvertible Preferred Stocks	6.15%
Financial	5.60%
Banks	0.51%
First Tennessee Bank, 4.72% (1)(2)		A3/BBB+	1,500	1,506,469

Mortgage Banker	1.89%
Fannie Mae, 7.00% (1)(2)		Aa3/AA-	100,000	5,606,250

Real Estate Investment Trusts (REITs)	3.20%
Apartments	0.91%
Apartment Investment and Management Co.:
Series T, 8.00%		Ba3/B+	9,000	231,030
Series Y, 7.875%		Ba3/B+	20,000	508,600
BRE Properties Inc., Series C, 6.75%		Baa3/BBB	10,000	251,800
Centerpoint Property Trust, 5.377%		Baa3/BBB-	1,350	1,352,952
Cousins Properties Inc., 7.50%		NR/NR	15,000	385,500
				2,729,882

Diversified	0.68%
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	10,000	261,700
Series D, 8.125%		Ba1/BB+	13,000	337,350
iStar Financial:
Series E, 7.875%		Ba2/BB	30,000	787,500
Series G, 7.65%		Ba2/BB	12,000	304,260
Series I, 7.50%		Ba2/BB	12,500	320,375
				2,011,185

Health Care	0.37%
Health Care REIT Inc., Series F, 7.625%		Ba1/BB+	30,000	769,500
Omega Healthcare Investors, Series D, 8.375%		B3/B-	12,500	332,500
				1,102,000

Manufactured Homes	0.17%
Affordable Residential, Series A, 8.25%		NR/NR	19,500	494,910

Shopping Centers	0.77%
New Plan Excel Realty Trust, Series E, 7.625%		Baa3/BBB-	13,000	341,380
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	522,400
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	4,520	115,531
Series G, 8.00%		B1/B+	20,000	531,000
Series H, 7.625%		B1/B+	30,000	771,000
				2,281,311

Storage	0.08%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	9,000	234,990

Warehouse - Industrial	0.22%
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	625	649,414

Total Financial
(Cost $16,404,269)				16,616,411

Industrial	0.23%
Other Industrial	0.23%
RC Trust I, Series C,
7.00%, 05/15/2006		Ba1/BB	13,500	689,344

Total Industrial
(Cost $722,453)				689,344

Utilites & Energy	0.32%
Utilites	0.32%
Southern Cal Ed.,
5.349%, 04/30/2010		Baa3/BBB-	9,400	962,325

Total Utilites & Energy
(Cost $940,000)				962,325

Total Nonconvertible Preferred Stocks
(Cost $18,066,722)				18,268,080

Convertible Preferred Stocks	0.40%
Industrial	0.40%
Autos	0.40%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032		Ba2/B+	22,000	855,360
General Motors Corp.,
Series B, 5.25%, 03/06/2032		Ba2/BB	17,000	320,110
				1,175,470

Total Industrial
(Cost $1,488,788)				1,175,470

Total Convertible Preferred Stocks
(Cost $1,488,788)				1,175,470

Convertible Bonds	0.10%
Industrial	0.10%
Other Industrial	0.10%
Corning Inc., Zero Coupon,
3.50%, 11/08/2015 (2)		Ba2/BBB-	350,000	285,250

Total Industrial
(Cost $245,830)				285,250

Total Convertible Bonds
(Cost $245,830)				285,250

Corporate Bonds	70.60%
Financial	29.17%
Financial Services	10.89%
Bank of America Corp.
4.5%, 08/01/2010		Aa2/AA-	2,250,000	2,260,114
BB&T Corp.,
4.9%, 06/30/2017		A1/A-	1,100,000	1,109,115
Bear Stearns Co.:
7.00%, 03/01/2007		A1/A	120,000	124,886
4.50%, 10/28/2010		A1/A	1,000,000	999,718
4.65%, 07/02/2018		A1/A	140,000	136,470
Charles Schwab Corp.,
8.05%, 03/01/2010		A2/A-	210,000	235,320
Citicorp Capital II,
8.015%, 02/15/2027		Aa2/A	1,400,000	1,515,849
Citigroup Inc.,
4.625%, 08/03/2010		Aa2/AA-	2,250,000	2,271,332
Comerica Inc.,
4.80%, 05/01/2015		A3/A-	50,000	49,915
Emigrant Capital Trust II,
6.29%, 04/14/2034 (1)(2)		NR/BBB	850,000	848,558
Fifth Third Bancorp,
4.50%, 06/01/2018		Aa3/A	75,000	72,509
First Empire Capital Trust,
8.277%, 06/01/2027		Baa1/BBB	25,000	27,216
General Electric Capital Corp., Series A,
5.875%, 01/15/2010		Aaa/AAA	2,250,000	2,420,730
Goldman Sachs Group Inc.:
4.50%, 06/15/2010		Aa3/A+	1,500,000	1,495,599
6.875%, 01/15/2011		Aa3/A+	120,000	132,571
Leucadia National Corp.:
7.75%, 08/15/2013		Ba2/BB	1,925,000	2,011,625
8.65%, 01/15/2027		Ba2/B	635,000	663,575
M & I Capital Trust,
7.65%, 12/01/2026		A2/BBB+	650,000	697,262
Manufacturers & Traders Trust Co:
8.00%, 10/01/2010		Aa3/A-	25,000	29,166
3.85%, 04/01/2013 (1)		A3/A-	526,000	518,667
Marshall & Ilsley Bank,
2.90%, 08/18/2009		Aa3/A+	472,727	431,743
Merrill Lynch & Company Inc.:
6.25%, 09/01/2005 (2)		Aa3/A+	1,250,000	1,220,188
7.00%, 04/27/2008		Aa3/A+	330,000	351,286
Morgan Stanley & Co.:
8.33%, 01/15/2007		Aa3/A+	230,000	242,277
4.75%, 04/01/2014		A1/A	125,000	123,510
National City Corp.,
6.875%, 05/15/2019		A2/A-	280,000	333,911
Residential Capital,
6.375%, 06/30/2010 (1)		Baa3/BBB-	3,000,000	3,065,541
Royal Bank of Canada
4.70%, 07/19/2010		Aa2/AA-	1,250,000	1,243,858
Wachovia Corp.,
3.50%, 08/15/2008		Aa3/A+	700,000	683,973
Washington Mutual Inc.:
8.250%, 04/01/2010		Baa1/BBB+	1,000,000	1,139,450
4.20%, 01/15/2010		A3/A-	1,500,000	1,483,686
Wells Fargo & Co.,
4.625%, 08/09/2010		Aa1/AA-	4,300,000	4,350,263
				32,289,883

Foreign Financials	0.84%
Swedish Export Credit
4.125%, 10/15/2008		Aa1/AA+	2,500,000	2,505,410

				2,505,410

Insurance	2.20%
Berkshire Hathaway
4.85%, 01/15/2015		Aaa/AAA	1,000,000	1,016,786
Commerce Group Inc.,
5.95%, 12/09/2013		Baa2/BBB	225,000	236,577
Fund American Companies, Inc.,
5.875%, 05/15/2013		Baa2/BBB-	1,850,000	1,924,263
Markel Capital Trust
8.71%, 01/01/2046		Ba1/BB	690,000	763,542
Meridian Funding Co. LLC.,
3.943%, 11/24/2009 (1)(2)		A2/BBB+	400,000	401,532
Prudential Financial
4.35%, 05/12/2015		A3/A-	1,959,855	1,934,163
Zurich Reinsurance,
7.125%, 10/15/2023		B2/BB+	300,000	256,500
				6,533,363

Real Estate Investment Trusts (REITs)	15.24%
Apartments	1.37%
BRE Properties Inc.,
7.45%, 01/15/2011		Baa2/BBB	975,000	1,097,991
Colonial Realty LP:
7.00%, 07/14/2007		Baa3/BBB-	375,000	390,390
4.75%, 02/01/2010		Baa3/BBB-	1,000,000	987,353
United Dominion Realty Trust:
3.90%, 03/15/2010		Baa2/BBB	325,000	314,799
5.25%, 01/15/2015		Baa2/BBB	1,275,000	1,283,702
				4,074,235

Diversified	2.69%
Commercial Net Lease Realty,
6.25%, 06/15/2014		Baa3/BBB-	425,000	447,746
iStar Financial Inc.:
6.00%, 12/15/2010		Baa3/BBB-	2,000,000	2,087,760
5.70%, 03/01/2014		Baa3/BBB-	1,598,000	1,631,946
Vornado Realty LP:
4.50%, 08/15/2009		Baa2/BBB	550,000	544,626
4.75%, 12/01/2010		Baa2/BBB	335,000	332,946
Washington REIT:
5.25%, 01/15/2014		Baa1/A-	1,850,000	1,908,094
5.35%, 05/01/2015		Baa1/A-	1,000,000	1,018,669
				7,971,787

Healthcare	2.81%
Columbia/HCA Inc.,
7.19%, 11/15/2015		Ba2/BB+	725,000	778,377
Health Care Property Investors Inc.,
7.072%, 06/18/2015		Baa2/BBB+	2,000,000	2,260,196
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011		Baa3/BBB-	375,000	426,229
5.125%, 04/01/2014		Baa3/BBB-	950,000	937,078
Health Care REIT Inc.,
5.875%, 05/15/2015		Baa3/BBB-	1,500,000	1,524,720
Nationwide Health
6.00%, 05/20/2015		Baa3/BBB-	2,000,000	2,051,214
Senior Housing Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	325,000	365,625
				8,343,439

Hotels	0.42%
Felcor Suites LP,
7.625%, 10/01/2007		B1/B-	250,000	260,000
Host Marriott LP,
6.375%, 03/15/2015		Ba3/B+	1,000,000	996,250
				1,256,250

Office Property	2.11%
Boston Properties LP,
5.00%, 06/01/2015		Baa2/BBB	375,000	374,615
5.625%, 04/15/2015		Baa2/BBB	800,000	837,058
EOP Operating Partnership Ltd.:
8.10%, 08/01/2010		Baa2/BBB+	1,581,000	1,802,337
7.35%, 12/01/2017		Baa2/BBB+	900,000	1,069,835
Highwoods Realty LP,
7.125%, 02/01/2008		Ba1/BBB-	1,200,000	1,260,833
HRPT Properties Trust,
5.75%, 02/15/2014		Baa2/BBB	865,000	900,680
				6,245,358

Restaurants	0.29%
Truststreet Properties Inc.,
7.50%, 04/01/2015 (1)		B1/B+	850,000	877,625

Regional Malls	1.10%
Simon Property Group,
7.375%, 06/15/2018		Baa2/BBB+	2,068,000	2,417,558
The Rouse Co.,
8.00%, 04/30/2009		Ba1/BB+	775,000	843,414
				3,260,972

Shopping Centers	3.62%
Chelsea GCA Realty Partnership, LP,
7.25%, 10/21/2007		Baa2/BBB+	300,000	316,245
Chelsea Property Group,
6.875%, 06/15/2012		Baa2/BBB+	50,000	55,732
Developers Diversified Realty,
7.00%, 03/19/2007		Baa3/BBB	500,000	517,094
Kimco Realty Corp., Series C,
5.98%, 07/30/2012		Baa1/A-	1,800,000	1,928,970
Price Development Co. LP,
7.29%, 03/11/2008		Ba1/BB+	3,000,000	3,081,720
Weingarten Realty Investors:
7.00%, 07/15/2011		A3/A	550,000	618,799
4.857%, 01/15/2014		A3/A	1,040,000	1,038,139
6.64%, 07/15/2026		A3/A	545,000	645,566
Westfield Capital Corp.,
5.125%, 11/15/2014 (1)		A2/A	2,500,000	2,536,978
				10,739,243

Warehouse	0.83%
Prologis Trust:
7.81%, 02/01/2015		Baa1/BBB+	1,000,000	1,150,704
7.625%, 07/01/2017		Baa1/BBB+	1,100,000	1,323,108
				2,473,812

Total Financial
(Cost $85,084,956)				86,571,376

Industrial	33.21%
Airlines	3.37%
America West Airlines Inc., Pass - Through Certificates, Series 1999-1, Class G,
7.93%, 01/02/2019, AMBAC (4)		Aaa/AAA	138,737	152,098
American Airlines:
Series 2004-1A 7.25%, 02/05/2009 (4)		Ba2/BBB-	750,000	727,500
Series 1999-1 A2, 7.024%, 10/15/2009 (4)		Baa3/BBB+	500,000	516,026
Series 1993-1 A6, 8.04%, 09/16/2011		Ba2/CCC+	569,739	510,062
Atlas Air Inc., Series 1999-1 A-2,
6.88%, 07/02/2009 (4)		B3/NR	1,779,916	1,735,896
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A-	250,000	254,391
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	240,517	207,914
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)		NR/C	336,000	63,000
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BB+	1,125,000	1,082,143
FedEx Corp.:
Series A2, 7.89%, 09/23/2008		Baa1/BBB+	706,344	732,941
Series 1997-A, 7.50%, 01/15/2018 (4)		A3/A+	741,412	854,432
JetBlue Airways Corp.,
6.970%, 11/15/2008 (2)		Ba1/BB+	1,500,000	1,511,108
Northwest Airlines
7.95%, 03/01/2015		B2/BB	523,963	406,336
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		D/NR	350,000	188,998
Pass-Through Certificates, Series 91-A2, 10.02%, 03/22/2014 (5)**		D/NR	50,000	23,867
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		D/NR	2,419,900	1,014,216
				9,980,928

Autos	6.56%
American Axle & Manufacturing,
5.25%, 02/11/2014		Baa3/BBB-	850,000	772,651
DaimlerChrysler NA Holdings Corp.,
6.50%, 11/15/2013		A3/BBB	600,000	645,428
Dana Corp.,
5.85%, 01/15/2015		Ba2/BBB-	1,600,000	1,430,871
Delphi Corp.,
6.50%, 08/15/2013		Ca/CCC-	1,975,000	1,515,813
Ford Capital BV
9.50%, 06/01/2010		Ba1/B+	1,200,000	1,228,997
Ford Motor Co.,
7.45%, 07/16/2031		Ba1/BB+	2,775,000	2,224,482
Ford Motor Credit Co.,
5.44%, 01/15/2010		A3/BBB+	2,350,000	2,196,591
General Motors Corp.,
8.25%, 07/15/2023		Ba2/BB	2,850,000	2,401,125
General Motors Acceptance Corp.,
6.070%, 12/01/2014 (2)		Baa1/BB	4,250,000	3,705,192
Navistar International Corp.,
6.25%, 03/01/2012 (1)		Ba3/BB-	850,000	820,250
Strats-DaimlerChrysler CPI Notes,
5.20%, 11/15/2013 (1)(2)(6)(7)		A3/BBB+	1,750,000	1,750,000
Visteon Corp.,
8.25%, 08/01/2010		B3/B-	750,000	731,250
				19,422,650

Brewery	0.21%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014		A1/A+	175,000	181,103
5.05%, 10/15/2016		A1/A+	450,000	466,842
				647,945

Cable & Media	4.88%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa2/BBB+	1,375,000	1,663,812
Charter Communications Holdings Capital Corp.,
11.125%, 01/15/2011		Ca/CCC-	625,000	482,813
Cox Communications Inc.:
5.45%, 12/15/2014		Baa3/BBB-	2,250,000	2,289,956
Cox Enterprises,
7.875%, 09/15/2010 (1)		Baa3/BB+	3,000,000	3,372,486
DirecTV Holdings,
6.375%, 06/15/2015 (1)		Ba3/BB-	1,600,000	1,604,000
Echostar DBS Corp.,
6.754%, 10/01/2008 (2)		Ba3/BB-	1,000,000	1,026,250
Rogers Cable Inc.,
5.50%, 03/15/2014		Ba3/BB+	1,275,000	1,204,875
Time Warner Inc.,
9.15%, 02/01/2023		Baa1/BBB+	910,000	1,226,043
Tribune Co.,
5.25%, 08/15/2015		A2/A	1,575,000	1,619,798
				14,490,033

Chemicals	1.09%
Borden Inc.,
7.875%, 02/15/2023		Caa1/B-	775,000	639,375
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	377,729
Ferro Corp.,
9.125%, 01/01/2009		Ba1/BB+	1,325,000	1,429,119
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	688,000	777,635
				3,223,858

Commercial Services	0.10%
Aramark Services Inc.,
7.00%, 05/01/2007		Baa3/BBB-	275,000	285,270

Healthcare	1.89%
Coventry Health Care Inc.,
6.125%, 01/15/2015		Ba1/BBB-	1,195,000	1,242,800
Davita Inc.,
7.25%, 03/15/2015 (1)		B3/B	600,000	612,750
Eli Lilly & Co.,
6.00%, 03/15/2012		Aa3/AA	100,000	109,429
Eszopiclone Royalty Sub LLC Series IV (1)(6)(7)
12.0%, 03/15/2014		NR/NR	1,250,000	1,250,000
Pfizer Inc.,
4.50%, 02/15/2014		Aaa/AAA	250,000	251,829
Tenet Healthcare Corp.,
9.875%, 07/01/2014		B3/B	2,000,000	2,140,000
				5,606,808

Leisure	6.91%
Carnival Corp.,
3.75%, 11/15/2007		A3/A-	500,000	493,941
Harrahs Entertainment Inc.,
5.625%, 06/01/2015 (1)		Baa3/BBB-	2,725,000	2,804,995
Hilton Hotels Corp.:
7.625%, 05/15/2008		Baa3/BBB-	550,000	591,230
7.50%, 12/15/2017		Baa3/BBB-	2,901,000	3,426,438
Hyatt Equities LLC,
6.875%, 06/15/2007 (1)		Baa2/BBB+	150,000	154,014
Intrawest Corp.,
7.50%, 10/15/2013		B1/B+	1,500,000	1,556,250
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B2/B	2,000,000	1,940,000
Marriott International Inc.
4.625%, 06/15/2012		Baa2/BBB+	775,000	766,545
Mashantucket West
5.912%, 09/01/2021 (1)		Baa2/BBB-	800,000	833,096
MGM Mirage Resorts Inc.:
7.25%, 08/01/2017		Ba2/BB	1,600,000	1,656,000
7.625%, 07/15/2013		Ba3/B+	1,500,000	1,597,500
Park Place Entertainment Corp.
7.5%, 09/01/2009		Baa3/BBB-	225,000	247,357
Royal Caribbean Cruises Ltd.,
6.75%, 03/15/2008		Ba1/BB+	350,000	364,875
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015		Ba1/BB+	305,000	335,500
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B+	1,100,000	1,135,750
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B2/NR	2,650,000	2,590,375
				20,493,866

Other Industrial	7.17%
Advanced Micro Devices Inc.,
7.75%, 11/01/2012		B3/B-	1,000,000	1,021,250
Albertson's Inc.,
6.95%, 08/01/2009		Baa2/BBB-	70,000	75,029
Alcan Inc.,
6.25%, 11/01/2008		Baa1/BBB+	290,000	306,585
Amerigas Partners,
7.25%, 05/20/2015 (1)		B2/BB-	1,250,000	1,331,250
BAE Systems Holdings Inc.
4.75%, 08/15/2010 (1)		Baa2/BBB	1,400,000	1,408,154
Burlington Northern SantaFe Co.
4.575%, 01/15/2021		Aa3/A+	1,818,803	1,813,497
Burlington Resources Inc.
6.875%, 02/15/2026		Baa1/BBB+	1,000,000	1,180,501
Campbell Soup Co.,
5.00%, 12/03/2012		A3/A	150,000	154,408
Coca-Cola Enterprises Inc.,
6.125%, 08/15/2011		A2/A	140,000	152,474
Conagra Foods Inc.
7.00%, 10/01/2028		Baa1/BBB+	250,000	291,946
CSX Transportation,
9.75%, 06/15/2020		Baa2/BBB	1,250,000	1,802,712
Estee Lauder Inc.,
6.00%, 01/15/2012		A1/A+	210,000	227,584
Fortune Brands Inc.,
6.25%, 04/01/2008		Baa2/BBB	230,000	239,977
GATX Corp.,
5.697%, 01/02/2025 (1)		Baa2/BBB	242,243	250,724
General Dynamics Corp.,
4.25%, 05/15/2013		A2/A	125,000	124,050
International Steel Group Inc.
6.5%, 04/15/2014		Ba2/BB	1,100,000	1,097,250
Kennametal Inc.,
7.20%, 06/15/2012		Baa3/BBB	1,335,000	1,486,325
Kimberly Clark Corp.,
5.625%, 02/15/2012		Aa2/AA-	350,000	375,223
Levi Strauss & Co.,
9.75%, 01/15/2015		Ca/B-	500,000	530,000
McDonald's Corp.:
6.00%, 04/15/2011		A2/A	190,000	205,026
5.00%, 09/30/2016		A2/A	300,000	299,624
7.31%, 09/15/2027		A3/A-	1,525,000	1,602,880
Sara Lee Corp.,
6.25%, 09/15/2011		A3/BBB+	120,000	128,694
Science Applications
5.5%, 07/01/2033		A3/A-	750,000	764,848
Sweetwater Investors,
5.875%, 05/15/2014 (1)		NR/BBB+	461,997	474,678
Target Corp.:
7.50%, 08/15/2010		A2/A+	800,000	911,110
5.875%, 03/01/2012		A2/A+	120,000	129,752
Unilever Capital Corp.,
7.125%, 11/01/2010		A1/A+	575,000	647,367
United Technologies Corp.,
6.10%, 05/15/2012		A2/A	230,000	252,333
Wal-Mart Stores Inc.,
8.62%, 01/01/2010		Aa2/NR	785,753	843,698
WM Wrigley Jr Co.
4.65%, 07/15/2015		A1/A+	1,125,000	1,136,916
				21,265,865

Telecom & Related	1.03%
American Tower Corp.,
7.50%, 05/01/2012		B3/BB-	500,000	531,250
Anixter International Inc.,
5.95%, 03/01/2015		Ba1/BB+	875,000	880,809
BellSouth Corp.,
6.00%, 10/15/2011		A2/A	120,000	129,169
Qwest Communications International Inc.,
7.370%, 02/15/2009 (2)		B3/B	500,000	500,000
Rogers Wireless Inc.,
6.375%, 03/01/2014		Ba3/BB	750,000	766,875
SBC Communications Inc.,
6.25%, 03/15/2011		A2/A	120,000	129,933
Verizon Global,
4.375%, 06/01/2013		A2/A+	125,000	122,923
				3,060,959

Total Industrial
(Cost $98,379,305)				98,478,182

Utilities & Energy	8.22%
Energy - Non-Utility	4.82%
Ametek Inc.,
7.20%, 07/15/2008		Baa3/BBB	1,650,000	1,755,813
Conoco Phillips 66 Capital Trust II,
8.00%, 01/15/2037		Baa2/BBB	950,000	1,028,277
Consumers Energy,
6.875%, 03/01/2018		Baa3/BBB-	1,564,000	1,780,425
Duke Capital Corp.,
4.302%, 05/18/2006		Baa3/BBB-	375,000	375,177
Energy Transfer Partners LP
5.65%, 08/01/2012 (1)		NR/BBB-	1,325,000	1,341,835
Kerr McGee Corp.,
6.95%, 07/01/2024		Ba3/BB+	1,100,000	1,191,275
Kinder Morgan Energy Partners, LP,
5.125%, 11/15/2014		Baa1/BBB+	2,450,000	2,471,266
Lasmo Inc.,
7.50%, 06/30/2006		Aa3/AA	90,000	92,458
Magellan Midstream Partners,
6.45%, 06/01/2014		Ba1/BBB	425,000	464,096
Northern Border Partners LP
7.10%, 03/15/2011		Baa2/BBB	1,000,000	1,119,129
8.875%, 06/15/2010		Baa2/BBB	1,000,000	1,172,165
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		A3/A-	350,000	366,520
Phillips Petroleum
7.125%, 03/15/2008		A3/A-	121,000	130,543
Tennessee Gas Pipeline,
7.00%, 03/15/2027		B1/B	75,000	80,056
Transcontinental Gas Pipeline,
6.25%, 01/15/2008		Ba2/B+	50,000	51,500
Utilicorp United,
8.00%, 03/01/2023		B2/NR	850,000	884,000
				14,304,535

Utilities	3.40%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (1)		Baa2/BBB-	600,000	625,128
Centerpoint Energy Inc.,
7.25%, 09/01/2010		Ba1/BBB-	225,000	248,986
Curtis Palmer Inc.,
5.90%, 07/15/2014 (1)		Baa3/BBB	350,000	369,681
Duke Energy Corp.,
5.30%, 10/01/2015		A3/BBB+	525,000	552,518
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	350,000	379,308
7.05%, 02/01/2024		Baa2/BBB-	350,000	358,182
MidAmerica Energy Holdings Co.,
5.875%, 10/01/2012		Baa3/BBB-	200,000	212,236
Nevada Power Co.:
Series E, 10.875%, 10/15/2009		Ba2/NR	128,000	142,400
6.50%, 04/15/2012		Ba2/BB	175,000	183,750
9.00%, 08/15/2013		Ba2/NR	1,112,000	1,253,780
Pacific Gas & Electric,
4.80%, 03/01/2014		Baa2/BBB	700,000	702,803
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	200,000	224,356
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	125,000	128,857
Power Receivables Finance LLC,
6.29%, 01/01/2012 (1)		Baa2/BBB	89,492	92,445
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	283,825	298,075
Tenaska Virgina Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	245,543	259,982
Union Oil,
9.35%, 02/15/2011		A1/AA	1,000,000	1,221,659
Virginia Electric & Power:
4.10%, 12/15/2008		A3/BBB+	250,000	247,401
8.25%, 03/01/2025		A2/A-	1,725,000	1,788,853
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	50,000	51,985
7.25%, 12/15/2017 (1)		Baa3/BBB-	500,000	549,931
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa2/BBB-	175,000	182,613
				10,074,929
Total Utilities & Energy
(Cost $23,879,310)				24,379,464

Total Corporate Bonds
(Cost $207,343,571)				209,429,022

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities	18.42%
Asset-Backed Securities	5.96%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)		Aaa/AAA	300,000	293,542
Series 2004-IN1, Class B, 7.20%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	379,000	319,334
Bank of America Funding Corp.:
Series 2005-4, Class 2A4, 5.50%, 08/01/2035		Aa1/NR	1,000,000	1,007,560
Series 2005-4, Class 1A4, 5.50%, 08/01/2035		Aa1/NR	500,000	503,780
Banc of America Alternative Loan Trust 2005-4 CB9
5.50%, 04/25/2020 (4)		Aa1/NR	833,000	845,404
Bear Stearns Co., Series 2003-7, Class A4, 4.993%, 10/25/2033		Aaa/AAA	338,792	331,243
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6,
6.38%, 09/25/2006 (4)		Aaa/AAA	104,072	105,464
Citibank Credit Card Issuance Trust, Series 2003-A6,
2.90%, 05/15/2008 (4)		Aaa/AAA	300,000	290,233
COMED Transitional Funding Trust, Series 1998-1, Class A6,
5.63%, 06/25/2009 (4)		Aaa/AAA	133,948	135,836
Countrywide Home Loans, Series 2004-2, Class 3A1,
5.48%, 01/25/2014 (4)		Aaa/AAA	466,987	470,192
Detroit Edison Securitization, Series 2001-01, Class A4,
6.19%, 03/01/2011 (4)		Aaa/AAA	400,000	430,614
Harley Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)		Aaa/AAA	475,000	468,814
Series 2005-3B Class B,4.60%, 05/15/2013		Aaa/AAA	1,000,000	1,005,310
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.77%, 12/21/2007 (4)		Aaa/AAA	400,000	392,743
Nissan Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.70%, 12/17/2007 (4)		Aaa/AAA	250,000	247,387
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1,
4.097%, 03/25/2009 (4)		Aaa/AAA	375,589	368,010
STRATS - FHLB 4.80%, 08/15/2019 (1)(2)(6)(7)		Aaa/AAA	1,500,000	1,500,000
Union Acceptance Corp., Series 2002-A, Class A4,
4.59%, 07/08/2008 (4)		Aaa/AAA	176,356	176,790
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	400,000	399,079
Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/AAA	82,656	84,528
Washington Mutual, Series 2003-AR3, Class B1, 4.766%, 04/25/2033		Aaa/AAA	232,832	233,138
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-E, Class A1, 4.911%, 11/25/2011		Aaa/AAA	431,781	416,461
Series 2003-M, Class A1, 4.786%, 12/25/2033		Aaa/AAA	1,184,059	1,169,629
Series 2004-O, Class A1, 4.956%, 11/25/2011		Aaa/AAA	6,149,945	6,096,747
West Penn Funding LLC, Series 1999, Class A4,
6.98%, 12/26/2008		Aaa/AAA	105,000	110,759
WFS Financial Owner Trust, Series 2002-1, Class A4A,
4.87%, 12/20/2006 (4)		Aaa/AAA	270,832	271,598
				17,674,195

Collateralized Debt Obligations	4.66%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
6.65%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	500,000
Archstone, Series 2005-C1,
5.92%, 03/20/2010 (1)(2)(7)		NR/A	1,300,000	1,269,125
CREST Ltd., Series 2003-1A:
Class A1, 4.450%, 05/28/2010 (1)(2)(4)(7)		Aaa/AAA	300,000	303,714
Class PS, 8.50%, 08/28/2012 (1)(4)(7)(8)		Ba3/BB-	800,000	494,848
Class D2, 7.332%, 08/28/2012 (1)(4)(7)		Baa2/BBB	150,000	157,359
CREST Ltd., Series 2003-2A:
Class A1, 4.350%, 12/28/2018 (1)(2)(4)(6)(7)		Aaa/AAA	296,797	296,797
Class PS, 6.00%, 12/28/2013 (1)(4)(6)(7)(8)		Ba3/BB	620,174	299,978
CREST Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	750,000	714,286
Fairfield Street Solar, Class F1, 8.735%, 12/28/2014 (1(2))(4)(6)(7)		NR/BB-	1,000,000	1,000,000
Diversified REIT Trust, Series 1999-1A, Class D,
6.78%, 03/18/2011		Baa3/BBB-	300,000	317,899
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)		NR/NR	150,000	144,938
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB-	600,000	561,819
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,000,000	1,100,000
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.9072%, 07/03/2012 (1)(4)(7)(8)		NR/NR	250,000	192,188
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(4)(7)(8)		NR/NR	350,000	322,438
Preferred Term Securities XI Ltd.,Subordinate Income Notes,
19.00%, 10/03/2013 (1)(4)(7)(8)		NR/NR	350,000	335,913
Preferred Term Securities XII Ltd.,Subordinate Income Notes,
19.00%, 12/24/2013 (1)(4)(7)(8)		NR/NR	500,000	508,813
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(4)(7)(8)		NR/NR	500,000	499,812
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.5%, 06/24/2014 (1)(4)(7)(8)		NR/NR	500,000	493,375
Preferred Term Securities XI B-3 Ltd., Subordinate Income Notes,
5.30%, 09/24/2008 (1(2))(4)(7)		A2/NR	500,000	495,580
River North CDO Ltd., Series 2005-1A,
13.4%, 02/06/2014 (1)(4)(6)(7)(8)		NR/NR	800,000	760,000
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1,
14.10%, 05/15/2015 (1)(4)(6)(7)(8)		NR/NR	750,000	750,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015 (1)(4)(6)(7)(8)		NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd., Series 2003-1A:
Class C1, 5.07%, 09/30/2013 (1)(2)(4)		A3/A-	100,000	100,181
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 7.555%, 12/13/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	497,115	497,115
				13,823,208

Collateralized Mortgage Obligations	0.46%
Banc of America Mortgage Securities:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035		NR/AAA	352,206	356,626
Series 2005-8, Class A14, 5.50%, 09/25/2035		NR/NR	1,000,000	1,007,560
				1,364,186

Commercial Mortgage-Backed Securities	0.78%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)		Baa3/BBB-	625,000	616,878
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2/BB-	1,225,000	1,225,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	401,116	467,015
				2,308,893

Agency Mortgage-Backed Securities	7.02%
FHARM:
Pool #781804, 5.118%, 07/01/2034			4,450,057	4,455,090
Pool #781811, 5.133%, 07/01/2034			2,124,458	2,127,721
Pool #781958, 5.116%, 09/01/2034			5,395,235	5,400,269
FHLMC, Gold Pool #G00336, 6.00%, 12/28/2013			357,340	367,507
FNMA:
Pool #303845, 6.00%, 12/01/2008			14,001	14,296
Pool #356801, 7.00%, 05/01/2011			75,839	79,268
Pool #703703, 5.072%, 01/01/2033			201,213	203,035
Pool #555717, 4.351%, 08/01/2033			452,801	448,905
Pool #779610, 5.013%, 06/01/2034			472,302	472,732
Pool #809893, 5.125%, 03/01/2035			3,525,825	3,563,707
Pool #809894, 5.06%, 03/01/2035			3,602,262	3,605,483
GNMA, Pool #780019, 9.50%, 12/15/2009			101,610	107,764
				20,845,777

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities				54,652,073
(Cost $56,310,371)

U.S. Government & Agency Obligations	1.06%
FHLB:
5.125%, 11/18/2013		Aaa/AAA	75,000	76,456
FNMA:
4.340%, 02/17/2009 (2)		Aaa/AAA	2,000,000	1,993,320
8.20%, 03/10/2016		Aaa/AAA	55,000	72,415
6.78%, 12/28/2016		Aaa/AAA	70,000	72,500
6.50%, 04/24/2017		Aaa/AAA	70,000	71,294
U.S. Treasury Notes:
7.00%, 07/15/2006			650,000	667,723
3.625%, 05/15/2013			200,000	195,836
				3,149,544

Total U.S. Government & Agency Obligations
(Cost $3,116,212)				3,149,544

Mutual Funds	1.90%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			5,640,640	5,640,640

Total Mutual Funds
(Cost $5,640,640)				5,640,640
Total Investments
(Cost $292,212,134)			98.63%	$292,600,079

Other Assets in Excess of Liabilities			1.37%	4,057,240
Net Assets			100.00%	$296,657,319

See Legend and Notes to Statements of Investments

Westcore Colorado Tax-Exempt Fund
Statement of Investments, August 31, 2005 (unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	3.12%

Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	528,755
Larimer County, Certificate of Participation, Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	524,210
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA		Aaa/AAA	150,000	153,358
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	159,887
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA		Aaa/AAA	510,000	536,127

Total Certificates of Participation
(Cost $1,807,386)				1,902,337

General Obligation Bonds	47.50%
County-City-Special District-
School District	47.50%
Adams County School District 12,
5.00%, 12/15/2019, Optional 12/15/2015 @ 100.00, FSA		Aaa/AAA	1,000,000	1,095,880
Adams County School District 50,
5.25%, 12/01/2010, Prerefunded 12/01/2006 @ 100.00		NR/AA-	500,000	514,945
Adams County School District 12, Series A:
5.00%, 12/15/2016, Optional 12/15/2013 @ 100.00, FSA		Aaa/AAA	500,000	545,940
5.00%, 12/15/2020, Optional 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	548,095
Adams & Arapahoe Counties
Joint School District 28J:
5.35%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	297,695
5.00%, 12/01/2016, Optional 12/01/2013 @ 100.00, FSA		Aaa/AAA	300,000	327,453
Adams & Weld Counties
School District 27J:
5.55%, 12/01/2009, Optional 12/01/2006 @ 100.00, FGIC		Aaa/AAA	250,000	257,575
5.50%. 12/01/2016, Prerefunded 12/01/2006 @ 101.00, FGIC		Aaa/AAA	550,000	573,413
4.75%. 12/01/2017, Prerefunded 12/01/2014 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,076,590
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	499,975
4.125%, 12/15/2022, Optional 12/15/2013 @ 100.00 FSA		Aa2/AA	100,000	100,868
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006 @ 100.00, AMBAC		Aaa/NR	95,000	97,783
5.20%, 12/01/2015, Optional 12/01/2006 @ 100.00, AMBAC		Aaa/NR	5,000	5,133
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011, @ 100.00, AMBAC		AAA/NR	125,000	133,180
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00		AA1/AA+	500,000	545,840
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC		Aaa/AAA	1,000,000	1,048,030
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00		Aa3/AA	300,000	320,364
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC		Aaa/AAA	100,000	101,055
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011		Aa1/AA+	250,000	278,857
City & County of Denver,
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00		Aa1/AA+	100,000	106,887
City & County of Denver, School District No. 1, Series A
5.00%, 12/01/2017, Optional 12/01/2014 @ 100.00 FGIC		Aaa/AAA	500,000	547,975
5.50%, 12/01/2020, FGIC		Aaa/AAA	500,000	596,190
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012 @ 100.00, FSA		NR/AAA	125,000	131,501
Denver West Metropolitan District:
4.05% 12/01/2013 (3)		NR/BBB	500,000	498,240
4.25% 12/01/2016 (3)		NR/BBB	140,000	141,035
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	555,130
5.25%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	1,000,000	1,110,260
Eagle, Garfield & Routt Counties
School District Re-50J,
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC		Aaa/AAA	290,000	313,374
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC		Aaa/AAA	710,000	775,469
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA		Aaa/AAA	250,000	272,690
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA		Aaa/NR	250,000	265,558
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00		Aa1/NR	1,000,000	1,091,390
El Paso County School District 49,
5.50%, 12/01/2017, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	100,000	110,699

Evergreen Park & Recreation District:
5.10%, 12/01/2014, Optional 06/01/2006 @ 100.00, AMBAC		Aaa/NR	100,000	100,547
5.25%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	115,000	124,574
Garfield County School District RE-2,
4.30%, 12/01/2015, Optional 12/01/2012 @ 100.00, FSA		Aaa/NR	125,000	130,281
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
5.125%, 12/15/2010, Optional
12/15/2005 @ 102.00, MBIA		Aaa/AAA	500,000	513,335
5.00%, 12/15/2020, Optional
12/15/2020 @ 100.00, FSA		Aaa/AAA	500,000	542,025
Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	274,808
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded		Aaa/AAA	750,000	808,545
12/15/2008 @101.00, FGIC
5.00%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	800,000	873,752
5.00%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	600,000	646,080
La Plata County School District 9-R,
5.25%, 11/01/2020, Optional 11/01/2012 @ 100.00, MBIA		Aaa/NR	125,000	139,736
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008		Aa3/AA-	500,000	535,945
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA		NR/AAA	700,000	735,728
6.00%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,134,340
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC		Aaa/AAA	500,000	526,380
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006 @ 101.00, MBIA		Aaa/AAA	500,000	520,680
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		AAA/NR	500,000	541,880
5.00% 12/01/2022, Optional 12/01/2013 @ 100.00, MBIA		AAA/NR	300,000	324,402
5.00%, 12/01/2024, Optional 12/01/2014 @ 100.00, MBIA		Aaa/NR	565,000	608,239
Park County Platte Canyon School District 1,
4.30%, 12/01/2010, Optional
12/01/2008 @ 101.00, MBIA		Aaa/AAA	250,000	262,055
Parker Colorado Property Metropolitan District 1,
4.55%, 12/01/2012, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/AAA	175,000	184,228
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	340,000	364,691
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	150,000	158,963
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC		Aaa/AAA	225,000	233,712
5.00%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	165,000	177,982
Rio Grande County School District C-8,
5.35%, 11/15/2011, Optional 11/15/2005 @ 100.00, FSA		NR/AAA	150,000	150,774
San Miguel County School District R-1:
5.20%, 12/01/2006, Optional
12/01/2005 @ 100.00, MBIA		Aaa/AAA	250,000	256,920
5.50%, 12/01/2012, Optional
12/01/2005 @ 101.00, MBIA		Aaa/AAA	250,000	254,165
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008 @ 100.00,
FGIC		Aaa/AAA	250,000	263,555
Thornton, Adams County Water,
4.00%, 12/01/2011, FSA		Aaa/AAA	300,000	310,881
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties,
4.65%, 11/01/2013, Optional 11/01/2007 @ 100.00, MBIA		NR/AAA	115,000	117,284
Upper Yampa Water Conservancy District,
4.50%, 11/01/2023, Optional 11/15/2015 @100.00, FSA		Aaa/AAA	400,000	411,516
Weld County School District Re-3,
5.00%, 12/15/2021, Optional 12/15/2014 @ 100.00, FSA		Aaa/NR	200,000	216,810
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011 @ 100.00, MBIA		Aaa/NR	750,000	815,130
5.45%, 12/01/2016, Prerefunded 12/01/2006 @ 100.00, MBIA		Aaa/AAA	500,000	516,150
Wray Community Hospital District, Yuma County,
5.00%, 10/15/2011, Optional 10/15/2005 @ 100.00,
AMBAC		NR/AAA	250,000	250,695

Total General Obligation Bonds
(Cost $27,934,390)				28,911,857

Revenue Bonds	45.24%
Special Tax	29.86%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00		NR/A	120,000	128,429
Aurora Colorado Golf Course Enterprise:
4.125% 12/01/2013,		Baa2	110,000	109,047
4.125% 12/01/2014		Baa2	125,000	123,863
4.375% 12/01/2015		Baa2	125,000	124,534
Boulder County
4.00%, 07/15/2014, Optional 07/15/2012 @ 100.00, MBIA		Aaa\AAA	100,000	102,653
5.00%, 07/15/2016, Optional 07/15/2010 @ 100.00		Aaa/NR	200,000	214,304
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	106,936

Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	547,870
City and County of Denver Airport Series A Revenue:
5.75%, 11/15/2016, Optional 11/15/2006 @ 101.00, MBIA		Aaa/AAA	300,000	312,036
5.00%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,086,460
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00		Aa3/AA-	500,000	500,560
Colorado Department of Transportaion,
4.20%, 06/15/2009, MBIA		Aaa/AAA	225,000	233,500
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011 @ 100.00, AMBAC		Aaa/NR	100,000	107,590
6.00% 12/1/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	140,461
5.00%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	211,094
5.00%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	158,962
5.125%, 09/15/2025, Optional 09/15/2015 @ 100.00, XLCA		Aaa/AAA	500,000	538,370
5.00% 03/01/2018, Optional 09/01/2015 @100.00, FGIC		Aaa/AAA	500,000	549,035
Colorado Health Facilities Authority,
Poudre Valley Health, Series A,
5.625%, 12/01/2019, Optional 12/01/2009@ 101.00, FSA		Aaa/NR	500,000	553,490
5.00%, 03/01/2025, Optional 03/01/2015 @ 100.00, FSA		Baa2/BBB	1,000,000	1,026,590
Colorado Health Facilities Authority Revenue, Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009 @ 101.00		NR/NR	90,000	93,988
Colorado Housing & Finance Authority
Variable Rate Note, 04/01/2020 (2)		Aaa/AAA	1,000,000	1,000,000
Colorado School of Mines Auxilary Facility Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	550,581
5.00%, 12/01/2030, Optional 12/01/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	103,974
Colorado State College Board of Trustees, Auxilary Facilities System - Enterprise
Revenue Bonds, Mesa State College Project,
5.00%, 05/15/2022, Optional 05/15/2013 @ 100.00, MBIA		Aaa/AAA	660,000	705,547
Colorado State Board of Governors University - Eneterprise Revenue Bonds
5.00% 12/01/2020, Optional 12/01/2015 @ 100.00, XCLA		Aaa/AAA	500,000	541,195
Colorado Water Reservior & Power Development Authority:
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00		Aaa/AAA	75,000	82,078
5.00%, 09/01/2026, Optional 09/01/2014 @ 100.00MBIA		Aaa/AAA	500,000	534,315
Denver City & County Excise Tax:
5.25% 09/01/2008 RCHG		Aa1/AA+	500,000	531,020
Douglas County Sales & Use Tax Open Space:
5.25%, 10/15/2007, Prerefunded 10/15/2006 @ 100.00, MBIA
6.00%, 10/15/2009, FSA		Aaa/AAA	500,000	554,495
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC		Aaa/AAA	200,000	217,086
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	258,418
5.15%, 10/01/2015, Optional 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	536,805
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	533,290
4.00%, 11/01/2017, Optional 11/01/2014 @ 100.00, AMBAC		Aaa/AAA	500,000	509,200
5.00%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	105,114
4.125%, 11/01/2021, Optional 11/01/2014 @ 100.00, AMBAC		Aaa/AAA	210,000	212,629
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00		NR/AA	300,000	330,939
Montrose, Montrose County General Fund Excise Tax Revenue,
5.00%, 12/01/2017, Optional 12/01/2008 @ 100.00, AMBAC		NR/AAA	150,000	157,947
Northwest Parkway Public Highway Authority Revenue, zero coupon
06/15/2025, 5.80% & Optional 06/15/2016 @ 100.00, FSA (2)		Aaa/AAA	960,000	827,126
Pitkin County Colorado Sales & Use Tax,
4.00%, 12/01/2011, FSA		Aaa/AAA	125,000	129,534
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	544,070
University of Colorado Hospital Autority,
5.00%, 11/15/2009, Optional 11/15/2007 @ 102.00, AMBAC		Aaa/NR	220,000	235,572
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	162,044
University of Colorado Enterprise Systems Revenue Series B,
5.00%, 06/01/2024, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	159,887
5.00%, 06/01/2026, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	750,000	804,938
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	534,625
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA	220,000	238,077
Westminster Colorado Special Purpose Sales & Use Tax Post Project, Series B,
5.125%, 12/01/2016, Optional 12/01/2007 @ 101.00, FGIC		Aaa/AAA	100,000	105,672
				18,175,950
Other	0.55%
Boulder County, (Atmospheric Research)
4.00%, 09/01/2015, Optional 09/01/2013 @ 100.00, AMBAC		Aaa/AAA	120,000	123,054
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	211,098
				334,152
Utility	14.83%
Adams County Pollution Control, MBIA
5.625%, 04/01/2008		Aaa/AAA	175,000	175,192

Boulder County
5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00		Aa2/AA+	500,000	516,450
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	136,297
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	350,000	380,254
5.50%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	551,605
4.75%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		AAA/NR	125,000	130,832
Colorado Springs, El Paso
County Utilities Systems,
5.75%, 11/15/2010, Optional
11/15/2006 @ 100.00		Aa2/AA	250,000	257,887
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	540,970
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	500,000	557,415
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019		Aa1/AA	500,000	591,555
Denver City & County Water Commission
4.75%, 12/01/2017, Optional 06/01/2013 @ 100.00, FSA		Aaa/AAA	500,000	529,490
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	265,062
Fort Collins, Larimer County
Wastewater Utility Enterprise, Sewer,
5.375%, 12/01/2009,
Optional 12/01/2005 @ 100.00, FGIC		Aaa/AAA	250,000	251,440
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	516,310
Fountain Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00		Aa2/AA	400,000	406,280
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	159,861
Greeley Colorado Water,
4.00%, 08/01/2019, Optional 08/01/2014 @ 100.00, AMBAC		Aaa/AAA	250,000	252,608
Little Thompson Water District, Larimer, Weld, & Boulder Counties,
5.50%, 12/01/2011, Prerefunded 12/01/2005 @ 101.00, MBIA		Aaa/AAA	500,000	508,330
Montrose Colorado Water & Sewer Revenue,
4.75%, 10/01/2016, Optional 10/01/2014 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,072,690
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	263,180
Pleasant View Colorado Water and Sanitation District,
4.35%, 12/01/2013, Optional 12/01/2010 @ 101.00, MBIA		Aaa/AAA	125,000	131,044
Pueblo Colorado Board Waterworks,
5.25%, 11/01/2009, FSA		Aaa/AAA	120,000	129,732
Pueblo County Pollution Control, Pub. Svc.of Colo. Project
5.10%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	160,566
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	541,880

				9,026,930
Total Revenue Bonds
(Cost $26,546,162)				27,537,032

Mutual Funds	3.15%
Bony Cash Reserve			639,925	639,925
Dreyfus Municipal Money Market Fund			1,275,232	1,275,232

Total Mutual Funds
(Cost $1,915,157)				1,915,157

Total Investments
(Cost $58,203,098)			99.01%	$60,266,383
Other Assets in Excess
of Liabilities			0.99%	601,465
Net Assets			100.00%	$60,867,848

See Legend and Notes to Statements of Investments

** Non-income producing security.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 3 to the Notes to Statements of Investments
(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3) When - Issued Security. Cash equivalents are segregated equal to the purchase price.
(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7) This security is considered illiquid by the investment adviser. See Note 3 to the Notes to Statements of Investments
 (8) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

1. Significant Accounting Policies
Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP").  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund's valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of August 31, 2005, securities which have been fair valued represented 2.42%, 6.79% and 4.32% of the net assets of  Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of August 31, 2005, the International Frontier Fund had outstanding foreign currency contracts as follows:

Contract Description	Expiration Date	Contract Amount	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Pound Sterling (GBP)	09/01/05	33,534 (GBP)	($116)
Pound Sterling (GBP)	09/05/05	43,556 (GBP)	($78)

Contracts to Sell
Euro (EUR)	09/02/05	66,506 (EUR)	($954)
Euro (EUR)	09/05/05	133,259 (EUR)	($157)

Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended August 31, 2005.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore MIDCO Growth Fund	Westcore Growth Fund
As of August 31, 2005
Gross appreciation (excess of value over tax cost)	$44,930,051	$23,246,518
Gross depreciation (excess of tax cost over value)	(3,138,666)	(2,396,564)
Net unrealized appreciation	$41,791,385	$20,849,954
Cost of investments for income tax purposes	$149,724,274	$199,633,013

	Westcore Select Fund	Westcore International Frontier Fund
As of August 31, 2005
Gross appreciation (excess of value over tax cost)	$1,476,437	$4,968,901
Gross depreciation (excess of tax cost over value)	(99,292)	(1,343,559)
Net unrealized appreciation	$1,377,145	$3,625,342
Cost of investments for income tax purposes	$8,022,298	$19,614,191

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund
As of August 31, 2005
Gross appreciation (excess of value over tax cost)	$10,847,737	$6,284,833
Gross depreciation (excess of tax cost over value)	(489,058)	(339,862)
Net unrealized appreciation	$10,358,679	$5,944,971
Cost of investments for income tax purposes	$52,602,732	$31,900,049

	Westcore Small-Cap Opportunity Fund	Westcore Small-Cap Value Fund
As of August 31, 2005
Gross appreciation (excess of value over tax cost)	$3,738,010	$1,655,711
Gross depreciation (excess of tax cost over value)	(703,891)	(589,273)
Net unrealized appreciation	$3,034,119	$1,066,438
Cost of investments for income tax purposes	$16,050,950	$20,610,893

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of August 31, 2005
Gross appreciation (excess of value over tax cost)	$6,370,031	$5,296,003	$2,104,020
Gross depreciation (excess of tax cost over value)	(5,830,494)	(3,543,872)	(41,235)
Net unrealized appreciation	$539,537	$1,752,131	$2,062,785
Cost of investments for income tax purposes	$176,968,131	$292,212,134	$58,203,596

3. Illiquid Restricted Securities

As of August 31, 2005, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of August 31, 2005 for the, Westcore Flexible Income and Westcore Plus Bond Funds was  $17,305,283 and $19,936,477, respectively, which represents 9.67% and 6.72% of the Funds' net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of August 31,2005

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION		MARKET
DESCRIPTION	AMOUNT	DATE	COST	VALUE

ACE Securities Corp., 2004 IN1, Class B,	300,000	05/21/04	$235,788	$252,771
7.20%, 02/25/2014
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$500,000
6.65%, 12/24/2014
Archstone, Series 2005-C1, 5.92%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$976,250
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	498,102	04/08/04	$498,102	$486,759
7.820%, 06/28/2039
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	08/28/12	$107,080	$123,712
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 9.120%,	250,000	12/18/03	$250,000	$250,000
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$215,215	$199,986
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 14.75%	1,064,633	10/22/04	$500,030	$499,999
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$285,714
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$1,087,500
Class F1, 8.735%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Denali Capital CLO IIIl Ltd., Series 3A, Class	250,000	06/26/03	$242,619	$241,125
B2L, 11.87%, 08/21/2015
Eszopiclone Royalty Sub LLC Series IV	1,250,000	07/29/05	$1,250,000	$1,250,000
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$501,876
Global Signal Trust, 2004-2A, Class G, 7.113%,
12/15/2014	1,000,000	11/18/04	$1,000,000	$1,000,000
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$96,624
Income Notes, 22.00%, 12/04/2012
MM Community Funding II Ltd., Series 2 I,	500,000	03/12/04	$475,692	$475,000
21.28%, 12/15/2011
N Star Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$468,183
Class C2B, 6.591%, 06/28/2039
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$525,000	$550,000
07/26/2030:	600,000	02/07/05	$680,250	$660,000

Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$76,875
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$138,188
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$143,963
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	500,000	12/09/03	$525,000	$511,219
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$250,000	$252,000

Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$504,000
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$424,000	$395,663

Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$493,375
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$475,940	$475,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$750,000
14.10%, 05/15/2015
RIVER North CDO ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$570,000
02/06/2040
Soloso Bank Pref 22005, 12.50%, 10/15/2015	600,000	08/03/05	$600,000	$570,000
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$250,000
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	95,171	08/09/01	$95,171	$109,886
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$238,134	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 7.55%, 12/23/2019	497,115	10/08/04	$497,115	$497,115
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$500,000
04/15/2035
Total			$17,482,031	$17,305,283

Total Net Assets				$178,921,514

Illiquid Restricted Securities as % of Total Net Assets				9.67%

WESTCORE PLUS BOND FUND

	PRINCIPAL
	AMOUNT/	ACQUISITION		MARKET
DESCRIPTION	SHARES	DATE	COST	VALUE
ACE Securities Corp., 2004 IN1, Class B,	379,000	05/21/04	$297,879	$319,334
7.20%, 02/25/2014
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$500,000
6.65%, 12/24/2014
Archstone, Series 2005-C1, 5.92%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,269,125
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$428,319	$494,848
08/28/2012
Crest Ltd., Series 2003-1A, Class D2 7.332%,	150,000	02/28/03	$148,697	$157,359
08/28/2012
Crest Ltd., Series 2003-1A, Class A1, 4.450%,	300,000	02/28/03	$300,000	$303,714
05/28/2010
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$322,822	$299,978
12/28/2013
Crest Ltd., Series 2003-2A, Class A1, 4.350%	296,797	11/25/03	$296,797	$296,797
12/28/2018
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,280	$714,286
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$1,000,000
Class F1, 8.735%, 12/28/2014
Eszopiclone Royalty Sub LLC Series IV	1,250,000	07/29/05	$1,250,000	$1,250,000
12.00%,03/15/2014
Global Signal Trust, 2004-2A, Class G, 7.113%,	1,225,000	11/18/04	$1,225,000	$1,225,000
12/15/2014
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$144,938
Income Notes, 22.00%, 12/04/2012
N Star Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$561,819
Class C2B, 6.591%, 06/28/2039
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$525,000	$550,000
07/26/2030:	500,000	02/27/05	$566,875	$550,000
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$192,188
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$322,438
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$355,913
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$254,406
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$262,500	$254,407
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$499,812
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$493,375
Income Notes, 17.50%, 06/24/2014
Preferred Term Securities X1 B-3 Ltd., Subordinate	500,000	06/02/05	$503,114	$495,580
Income Notes, 5.30%, 09/24/2033
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$475,940	$475,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$750,000
14.10%, 05/15/2015
RIVER North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$760,000
02/06/2040
Soloso Bank Pref 22005, 12.50%, 10/15/2015	750,000	08/03/05	$744,529	$744,530
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,750,000
5.20%, 11/15/2013
Strats-FHLB, 4.80%, 08/15/2019	1,500,000	02/04/05	$1,500,000	$1,500,000
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$250,000
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	404,478	08/09/01	$404,478	$467,015
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$238,137	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 7.55%, 12/23/2019	497,115	10/08/04	$497,115	$497,115
Total			$19,963,652	$19,936,477

Total Net Assets				$296,657,319

Illiquid Restricted Securities as % of Total Net Assets				6.72%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    October 28, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson
            Todger Anderson
            Principal Executive Officer and President

Date:    October 28, 2005

By:       /s/ Jasper R. Frontz
            Jasper R. Frontz
            Principal Financial Officer and Treasurer

Date:    October 28, 2005